PIMCO Advisors L.P.
                            800 Newport Center Drive
                         Newport Beach, California 92660
                                                         February 10, 1999


Dear Shareholder:

         On behalf of the Board of Trustees  (the  "Trustees")  of PIMCO  Funds:
Multi-Manager Series (the "Trust"), we are pleased to invite you to a special meeting of the shareholders of the PIMCO Emerging Markets Fund and the PIMCO International Developed Fund (each a "PIMCO Fund" and, together, the "PIMCO Funds") to be held on February 26, 1999 at 10:00 a.m., Eastern time, at 2187 Atlantic Street, Stamford, Connecticut 06902 (the "Meeting"). At the Meeting, shareholders of each PIMCO Fund will be asked to consider a proposed reorganization of their PIMCO Fund into a corresponding newly formed portfolio of Alleghany Funds ("Alleghany").

         PIMCO Advisors L.P. ("PALP") agreed on October 24, 1998 to sell all of its direct and its indirect general partnership interests in its subsidiary, Blairlogie Capital Management ("Blairlogie"), to Alleghany Asset Management, Inc. PALP serves as the investment adviser and Blairlogie acts as the investment sub-adviser to the PIMCO Funds. As described more fully in the Proxy
Statement/Prospectus, the Trustees determined that it would be in the best interests of the shareholders of the PIMCO Funds to approve reorganizations whereby each PIMCO Fund would reorganize into a portfolio of Alleghany (each such portfolio an "Alleghany Fund" and, collectively, the "Alleghany Funds"). After the reorganizations (each a "Reorganization" and, collectively, the "Reorganizations"), Blairlogie would continue to manage the investment portfolios of the Alleghany Funds as it currently does for the PIMCO Funds, but pursuant to different investment advisory arrangements.

         In that regard, at the upcoming Meeting, the Trustees are asking you to approve a reorganization of your PIMCO Fund into the corresponding Alleghany Fund. If all approvals are obtained, each PIMCO Fund will be reorganized into its corresponding Alleghany Fund on or about March 31, 1999, when your PIMCO Fund shares will be exchanged for shares of, in the aggregate, equal value of the corresponding Alleghany Fund.

         THE TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATIONS FOR YOUR PIMCO FUND(S).

         SHAREHOLDERS SHOULD FILL OUT THE ENCLOSED PROXY FOR EACH OF THOSE PIMCO FUNDS IN WHICH THEY HOLD SHARES IN ORDER TO VOTE THOSE SHARES.

In considering these matters, you should note:

      SUBSTANTIALLY IDENTICAL OBJECTIVES AND POLICIES

         The PIMCO Funds are proposed to be reorganized into newly formed Alleghany Funds with investment policies and objectives that are substantially identical to those of the corresponding PIMCO Funds.

      SAME DAY-TO-DAY PORTFOLIO MANAGEMENT

         Blairlogie will enter into an investment advisory arrangement with Alleghany for management of the Alleghany Funds. Under this arrangement, Blairlogie will provide portfolio management services to the Alleghany Funds in a manner consistent with the way it currently provides portfolio management services to the PIMCO Funds.

      SAME VALUE OF SHARES

         The total dollar value of the Alleghany Fund shares you receive in the Reorganizations will be the same as the total dollar value of the PIMCO Fund shares that you hold immediately before the Reorganizations. The Trust and Alleghany have been advised that the Reorganizations should be tax free to each of the PIMCO Funds and its shareholders, and no front-end or contingent deferred sales charges will be charged in connection with the exchange of each PIMCO Fund's shares for the corresponding Alleghany Fund shares. In addition, because the Alleghany Funds are no-load funds, there will be no sales charges imposed upon purchases or redemptions made following the Reorganizations.

      OPERATING EXPENSE RATIOS

         The annual fund operating expense ratio (after reimbursements and waivers) for the relevant class of shares in the corresponding Alleghany Fund after each Reorganization is expected to be equal to or less than the current annual fund operating expense ratio of your PIMCO Fund class for a period of at least 3 years after the Reorganizations.

         The proposed Reorganizations are expected to benefit the shareholders of the PIMCO Funds by:

          offering actual or potential reductions in total operating expense ratios for Class A, Class B and Class C shareholders of the PIMCO Funds; and

offering shareholders the opportunity to continue with funds managed by Blairlogie.

         The formal Notice of Special Meeting of Shareholders, the Proxy Statement/Prospectus and a proxy are enclosed. If you own shares in more than one of the PIMCO Funds named above, more than one proxy is included with these materials. Whether or not you plan to attend the Meeting, you may vote by proxy by marking, signing and dating the enclosed proxy and mailing it in the enclosed postage-paid envelope.

         SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY, EACH OF WHICH IS BEING SOLICITED BY THE TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE TRUST A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

Shareholders of record as of the close of business on January 22, 1999 will be entitled to notice of, and to vote at, the Meeting.

         The proposed Reorganizations and the reasons for the Trustees' unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganizations, please do not hesitate to call PIMCO Funds Distributors LLC toll free at 1-800-426-0107.

         We look forward to seeing you at the Meeting or receiving your proxy so that your shares may be voted at the Meeting.

                                   Sincerely,


                                           Stephen J. Treadway
                                           Executive Vice President

                           PIMCO FUNDS: MULTI-MANAGER SERIES
                          PIMCO EMERGING MARKETS FUND
                       PIMCO INTERNATIONAL DEVELOPED FUND
                       840 Newport Center Drive, Suite 300
                        Newport Beach, California 92660


                            NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                 TO BE HELD ON FEBRUARY 26, 1999


To  PIMCO  Emerging  Markets  Fund  and  PIMCO   International   Developed  Fund
Shareholders:

         NOTICE IS GIVEN THAT a Special Meeting of Shareholders (the "Meeting") of the PIMCO Emerging Markets Fund and the PIMCO International Developed Fund (each a "PIMCO Fund" and, together, the "PIMCO Funds"), each of which is a series of PIMCO Funds: Multi-Manager Series (the "Trust"), will be held at 2187 Atlantic Street, Stamford, Connecticut 06902, on February 26, 1999 at 10:00 a.m., Eastern time, for the purposes of considering and voting on the following proposals:

         Item 1. A proposal, to be voted on separately by the shareholders of each of the PIMCO Funds, to approve an Agreement and Plan of Reorganization providing, with respect to each such PIMCO Fund, for the transfer of the assets and stated liabilities of such PIMCO Fund to a newly formed portfolio of Alleghany Funds in exchange for shares of designated classes of such corresponding Alleghany Fund (each such transaction a "Reorganization" and, collectively, the "Reorganizations"). Item 1 is described in the attached Proxy Statement/Prospectus. YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

         Item 2. Such other business as may properly come before the Meeting or any adjournment(s).

         Shareholders of the PIMCO Emerging Markets Fund and the PIMCO International Developed Fund will consider Proposal 1 separately. Although the approval of the Reorganization of one of the PIMCO Funds shall not be contingent upon the approval of the Reorganization of the other PIMCO Fund, the failure of a PIMCO Fund to approve its Reorganization may prevent the consummation of the Blairlogie Transaction described in the Proxy Statement/Prospectus, in which case it is anticipated that the Reorganizations would not occur, as more fully described in the Proxy Statement/Prospectus.

Shareholders of record as of the close of business on January 22, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

         SHAREHOLDERS ARE REQUESTED TO MARK, DATE SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE TRUST'S BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. A PROXY MAY BE REVOKED AT ANY TIME BEFORE IT IS EXERCISED BY SUBMITTING TO THE TRUST A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

By Order of the Board of Trustees,



Newton B. Schott, Jr., Secretary


February 10, 1999

                                   PIMCO FUNDS: MULTI-MANAGER SERIES
                                    840 Newport Center Drive, Suite 300
                                     Newport Beach, California 92660
                                             1-800-426-0107

                           PROXY STATEMENT/PROSPECTUS
                                                      DATED FEBRUARY 10, 1999


         This Proxy Statement/Prospectus is furnished to shareholders of PIMCO Emerging Markets Fund and PIMCO International Developed Fund (each a "PIMCO Fund" and, together, the "PIMCO Funds"), each a series of PIMCO Funds:
Multi-Manager Series (the "Trust"), in connection with the solicitation of proxies by the Board of Trustees of the Trust. The Board of Trustees of the Trust has called a Special Meeting of Shareholders (the "Meeting") at 10:00 a.m. (Eastern time) on February 26, 1999 at 2187 Atlantic Street, Stamford, Connecticut 06902. At the Meeting, shareholders of each PIMCO Fund will be asked to approve a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") by and between the Trust, on behalf of each PIMCO Fund, and Alleghany Funds ("Alleghany"), on behalf of each relevant portfolio of Alleghany. A form of the Reorganization Agreement is attached as Appendix I.

         The accompanying Notice of Special Meeting of Shareholders, this Proxy Statement/Prospectus and the enclosed proxy or proxies are being mailed to shareholders on or about February 10, 1999.

         The Trust and Alleghany are both registered open-end series management investment companies (mutual funds). Alleghany offers money market, tax-exempt, bond and equity investment portfolios, and the Trust, together with PIMCO Funds:
Pacific Investment Management Series, offers stock, bond and balanced investment portfolios. The Reorganization Agreement provides for the transfer of assets and stated liabilities of each PIMCO Fund to a corresponding newly formed portfolio of Alleghany (each an "Alleghany Fund" and, together, the "Alleghany Funds") in exchange for shares ("Shares") of equal value of the relevant classes of the corresponding Alleghany Fund (each such transaction a "Reorganization" and, collectively, the "Reorganizations"). As a result of each Reorganization, shareholders of each PIMCO Fund will become shareholders of the corresponding Alleghany Fund. Because the Alleghany Funds are no-load funds, holders of Class A, Class B and Class C shares of the PIMCO Funds will not receive Class A, Class B or Class C Shares of the Alleghany Funds but will instead receive Class N Shares of the Alleghany Funds. Holders of Administrative Class shares of a PIMCO Fund will also receive Class N shares of the corresponding Alleghany Fund, while holders of Institutional Class shares of a PIMCO Fund will receive Class I Shares of the corresponding Alleghany Fund. The table entitled "Capitalization" under "Information Relating to the Proposed Reorganization -- Capitalization," shows each class of each PIMCO Fund and the corresponding class of the corresponding Alleghany Fund.

         Solicitation of proxies by personal interview, mail and telephone may be made by officers and Trustees of the Trust and officers and employees of PIMCO Advisors L.P. ("PALP"), its affiliates and other representatives of the Trust. The Trust has retained Shareholder Communications Corporation ("SCC"), 40 Exchange Place, New York, New York 10005, to aid in the solicitations of proxies. The expenses incurred in connection with the solicitation will not be borne by the shareholders of the PIMCO Funds or by the Trust but will instead be borne by Alleghany.

         Only shareholders of record as of the close of business on January 22, 1999 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The number of shares of beneficial interest issued and outstanding as of the close of business on the Record Date was, for the PIMCO Emerging Markets Fund, 2,090,084.555, and for the PIMCO International Developed Fund, 8,993,934.288. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to the Trust written notice of revocation or a subsequently executed Proxy or by attending the Meeting and voting in person. Shareholders of each PIMCO Fund will vote only on the approval or disapproval of that PIMCO Fund's Reorganization.

         This Proxy Statement/Prospectus sets forth concisely the information that a PIMCO Fund shareholder should know before voting and before investing in an Alleghany Fund, and should be retained for future reference. The following documents are incorporated by reference in this Proxy Statement/Prospectus: (i) the Annual Report for the Alleghany Funds dated October 31, 1998 and (ii) the statement of additional information relating to this Proxy Statement/Prospectus dated the date hereof. Additional information is set forth in the prospectuses dated November 1, 1998, as from time to time revised or supplemented, for the PIMCO Funds. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), and is available along with related materials on the SEC's Internet World Wide Website (www.sec.gov) and is also available without charge by calling or writing the Trust or Alleghany at the telephone numbers or addresses stated on the cover sheet of this Proxy Statement/Prospectus. The information contained in the prospectuses for the PIMCO Funds is incorporated by reference into this Proxy Statement/Prospectus.

         This Proxy Statement/Prospectus is the Trust's proxy statement for the Meeting, and Alleghany's prospectus for the Shares.

         THE SECURITIES OF THE ALLEGHANY FUNDS OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, ALLEGHANY OR THEIR RESPECTIVE SPONSORS, IF ANY, AND DISTRIBUTORS.

         MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF YOUR INVESTMENT.

                                TABLE OF CONTENTS

FEE TABLES....................................................................1

SUMMARY  1
         Proposed Reorganizations.............................................1
         Overview of PIMCO Funds and Alleghany Funds..........................1
         Federal Income Tax Consequences......................................1
         Board Consideration by Alleghany and the Trust.......................2
         Principal Risk Factors..............................................2
         Voting Information..................................................2
INFORMATION RELATING TO THE PROPOSED REORGANIZATIONS.........................2
         The Proposed Reorganizations........................................2
         Description of the Sale of Interests in Blairlogie..................3
         Description of the Reorganization Agreement.........................3
         Table - Capitalization..............................................5
         Consideration by the Board of Trustees of the Trust.................5
         Federal Income Tax Consequences.....................................6

COMPARISON OF THE PIMCO FUNDS AND ALLEGHANY FUNDS............................7
         Overview of the PIMCO Funds and Alleghany Funds.............. ......7
         Investment Objectives and Policies..................................7
         Expense Ratios......................................................7
         Table - Total Annual Expense Information............................8
         Shareholder Transactions and Services...............................8
         Acquisition and Redemption of Shares................................8
         Dividends and Other Distributions...................................9
         Administrative
Arrangements
9
         Forms of Organization...............................................9
         Share Structure.....................................................9
         Portfolio Manager..................................................10
         Risk Factors.......................................................10
         Governing Documents................................................12
         Proposed Investment Management and Administration Agreements;
           Other Contractual Arrangements...................................14
         Table - Other Service Providers for the PIMCO Funds and
 Alleghany Funds..................................................16

INFORMATION RELATING TO VOTING MATTERS......................................17
         Required Votes; Quorum; Adjournments...............................17
         Solicitation of Proxies............................................18
         Annual Meetings and Shareholder Meetings;
           Shareholder Proposals for Future Meetings........................18
         Shareholder and Board Approvals....................................18
         Table - 5% Shareholders............................................19

ADDITIONAL INFORMATION ABOUT ALLEGHANY......................................21

ADDITIONAL INFORMATION ABOUT THE TRUST......................................22

FINANCIAL STATEMENTS........................................................22

OTHER BUSINESS..............................................................23

INDEPENDENT PUBLIC ACCOUNTANTS..............................................23

SHAREHOLDER INQUIRIES.......................................................23


APPENDICES

         I........Form of Agreement and Plan of Reorganization
         II.......Fee  and  Expense   Summaries  of  the  PIMCO  Funds  and  the
         Corresponding    Alleghany   Funds    III......Investment    Objectives
         IV.......Shareholder  Transactions  and Services of the Alleghany Funds
         and the PIMCO Funds V........Form of Investment Advisory Agreement

9
11003507\V-13

11003507\V-13
                                   FEE TABLES

         Pro Forma Expense Information for each Reorganization is included in Appendix II to this Proxy Statement/Prospectus.

                                                              SUMMARY

         PROPOSED  REORGANIZATIONS.  The Reorganization  Agreement provides for:
(i) the transfer of all of the assets and stated liabilities of each PIMCO Fund to a corresponding Alleghany Fund in exchange for Shares of the corresponding Alleghany Fund; and (ii) the distribution of Alleghany Fund Shares to the shareholders of the PIMCO Funds in liquidation of the PIMCO Funds. The Reorganizations are subject to a number of conditions with respect to each PIMCO Fund, including shareholder approval. Following the Reorganizations, the PIMCO Funds will cease to operate as separate Funds and will be liquidated.

         As a result of each proposed Reorganization, a PIMCO Fund shareholder will become a shareholder of the corresponding Alleghany Fund and will hold, immediately after the closing of such Reorganization (a "Closing" and, collectively, the "Closings"), Shares of the corresponding class of shares of the corresponding Alleghany Fund having a total dollar value equal to the total dollar value of the shares of the PIMCO Fund that the shareholder held immediately before the Closing(s).

         OVERVIEW OF PIMCO FUNDS AND ALLEGHANY FUNDS. The investment objectives, policies and restrictions of each PIMCO Fund are substantially identical to those of the corresponding Alleghany Fund. Blairlogie will be the investment adviser for the Alleghany Funds and is expected to manage their portfolios in a manner consistent with the way the portfolios of the PIMCO Funds have been managed.

         The table entitled "Total Annual Expense Information," under "Comparison of PIMCO Funds and Alleghany Funds -- Expense Ratios," shows the current total operating expenses for each class of each PIMCO Fund along with the total operating expenses (before and after waivers and reimbursements) that are expected to be borne by shareholders of each class of each Alleghany Fund after the Reorganizations. Blairlogie has committed to maintain, for a period of at least three years after the Closing, the expense ratios for all Alleghany Fund classes, absent extraordinary circumstances (the "Expense Commitment"). The proposed Reorganizations will result in actual or potential reductions in total operating expense ratios for Class A, Class B and Class C shareholders of the PIMCO Funds.

         Appendix II to this Proxy Statement/Prospectus provides additional information about the fees and expenses for each class of each PIMCO Fund along with the total operating expenses (before and after waivers and reimbursements) for each class of each Alleghany Fund. The PIMCO Funds have a different administrator, distributor, transfer agent and independent auditor. In addition, the proposed investment and administration arrangements for the Alleghany Funds differ from the current such arrangements for the PIMCO Funds and the PIMCO Funds have different contractual arrangements and different trustees from the Alleghany Funds. See "Comparison of PIMCO Funds and Alleghany Funds -- Proposed Investment Management and Administration Agreement; Other Contractual Arrangements."

         The Alleghany/Blairlogie Emerging Markets Fund and the Alleghany/Blairlogie International Developed Fund will each issue two classes of shares in the Reorganizations, Class N Shares and Class I Shares. Pursuant to the Reorganizations, holders of Class A, B, C and Administrative Class shares of the PIMCO Funds shall receive Class N Shares of the corresponding Alleghany Fund and the Institutional Class shares shall receive Class I Shares of the Alleghany Funds. See "Comparison of PIMCO Funds and Alleghany Funds -- Share Structure."

         The Alleghany Funds are sold at net asset value, with no front-end or contingent deferred sales load, whereas the PIMCO Funds charge a front-end sales charge, a servicing fee and a possible contingent deferred sales charge on their Class A Shares and a contingent deferred sales charge and a distribution and servicing fee on their Class B and C Shares. NO FRONT-END OR CONTINGENT DEFERRED SALES CHARGE WILL BE IMPOSED ON ANY OF THE SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATIONS OR ON PURCHASES OR REDEMPTIONS OF ALLEGHANY FUND SHARES AFTER THE REORGANIZATIONS.

         The purchase, redemption, dividend and other policies and procedures of the PIMCO Funds and the Alleghany Funds are substantially similar. See "Comparison of PIMCO Funds and Alleghany Funds -- Shareholder Transactions and Services" and Appendix IV to this Proxy Statement/Prospectus.

         FEDERAL INCOME TAX CONSEQUENCES. Sonnenschein Nath & Rosenthal, legal counsel to Alleghany, will issue (an) opinion(s) as of the Closings to the effect that, based on certain assumptions and representations of the PIMCO Funds, the Alleghany Funds and Blairlogie, the Reorganizations should not give rise to the recognition of gain or loss for federal income tax purposes to the PIMCO Funds, the Alleghany Funds or their respective shareholders.

         BOARD CONSIDERATION BY ALLEGHANY AND THE TRUST. In considering the Reorganizations, the Boards of Trustees of each of the Trust and Alleghany, including the disinterested Trustees thereof, were advised by their respective legal counsel as to their fiduciary duties under the Investment Company Act of 1940 (the "1940 Act") and the required determinations that each Board should make under the 1940 Act in connection with the Reorganizations. After considering the relevant factors, as discussed in greater detail below under "Information Relating to the Proposed Reorganizations -- Consideration by the Board of Trustees of the Trust," the Trust's Board of Trustees found, on behalf of the PIMCO Funds, that participation in the Reorganizations, as contemplated by the Reorganization Agreement, is in the best interests of the PIMCO Funds and their shareholders and that the interests of the shareholders of the PIMCO Funds would not be diluted as a result of the Reorganizations. THE TRUST'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT PIMCO FUND SHAREHOLDERS APPROVE THE REORGANIZATIONS.

         Similarly, after considering the relevant factors, the Alleghany Board, on behalf of the Alleghany Funds, found that participation in the Reorganizations, as contemplated by the Reorganization Agreement, is in the best interests of the Alleghany Funds and that the interests of the shareholders of the Alleghany Funds would not be diluted as a result of the Reorganizations.

         PRINCIPAL RISK FACTORS. Because of the substantially identical nature of the investment objectives, investment policies and restrictions of the PIMCO Funds and the corresponding Alleghany Funds, an investment in an Alleghany Fund involves risks that are similar to those of the corresponding PIMCO Fund. These investment risks, in general, include those typically associated with investing in a portfolio of securities of foreign issuers and, in the case of PIMCO Emerging Markets Fund, the risks include the fact that the issuers may be based in countries with developing economies. See "Comparison of PIMCO Funds and Alleghany Funds -- Risk Factors."

         VOTING INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Trust's Board of Trustees for the Meeting. Only shareholders of record as of the close of business on January 22, 1999 (the "Record Date") will be entitled to vote at the Meeting. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportional fractional vote. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Information Relating to Voting Matters."

              INFORMATION RELATING TO THE PROPOSED REORGANIZATIONS

         THE PROPOSED REORGANIZATIONS. The terms and conditions of the Reorganizations are set forth in the Reorganization Agreement. Certain provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Form of Reorganization Agreement which is attached as Appendix I to this Proxy Statement/Prospectus.

         The Reorganization Agreement provides for (i) the transfer of all of the assets and stated liabilities of each PIMCO Fund to the corresponding Alleghany Fund in exchange for Shares of the corresponding classes of the corresponding Alleghany Fund; and (ii) the distribution of Alleghany Fund Shares to the shareholders of the PIMCO Funds in liquidation of the PIMCO Funds. The Reorganizations are subject to a number of conditions with respect to each PIMCO Fund, including shareholder approvals and consummation of the Blairlogie Transaction described below under "Information Relating to the Proposed Reorganizations -- Description of the Sale of Interests in Blairlogie." Following the Reorganizations, the PIMCO Funds will cease to operate as separate funds and will be liquidated.

         As a result of the Reorganizations, each PIMCO Fund shareholder will become a shareholder of the corresponding Alleghany Fund and will hold, immediately after the Closing with respect to such Alleghany Fund, Shares of the corresponding Alleghany Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the PIMCO Fund that the shareholder held immediately before the Closing(s). Because the Shares will be issued at net asset value in exchange for the net assets of the corresponding PIMCO Fund, the aggregate net asset value of the Alleghany Shares so issued will equal the aggregate net asset value of the shares of the corresponding PIMCO Fund immediately prior to the Reorganizations. Thus, the Reorganization will not result in a dilution of any shareholder.

         At a meeting held on December 10, 1998, the Board of Trustees of the Trust, including those Trustees who are not "interested persons" of the PIMCO Funds, as defined in the 1940 Act, considered and approved the Reorganizations. Under the Reorganization Agreement, each Alleghany Fund would acquire the assets and assume the stated liabilities of the corresponding PIMCO Fund, in exchange for Shares of the corresponding classes of the corresponding Alleghany Fund. Such Alleghany Fund Shares would then be distributed to the corresponding PIMCO Fund's shareholders, representing full and fractional shares in such Alleghany Fund with an aggregate net asset value equal to the aggregate net asset value of the corresponding PIMCO Fund shares held by such shareholder immediately prior to the Reorganization.

         If, with respect to either PIMCO Fund, a Reorganization is approved by such PIMCO Fund's shareholders and implemented, shareholders of such PIMCO Fund would become shareholders of the corresponding Alleghany Fund which was specifically created to acquire the assets and assume the stated liabilities of such PIMCO Fund. The Alleghany Funds' investment objectives and policies are substantially identical to those of the corresponding PIMCO Funds. Blairlogie Capital Management ("Blairlogie"), the PIMCO Funds' current investment sub-adviser, will serve as adviser to the Alleghany Funds.

         There will be certain legal, operational and practical differences between the PIMCO Funds and the corresponding Alleghany Funds, based on differences in applicable state law and variations in shareholder services and redemption procedures. These differences are described below. The fees and expenses that an Alleghany Fund shareholder will pay, directly or indirectly, will also differ from those incurred by shareholders of the corresponding PIMCO Funds, as explained below. It is anticipated that for at least 3 years following the Reorganizations, taking into account voluntary fee waivers and expense reimbursements, the shareholders of each Alleghany Fund will be subject to operating expenses, as a percentage of average daily net assets, which are equal to or less than those currently borne by the shareholders of the corresponding PIMCO Fund. The table entitled "Total Annual Expense Information" under "Comparison of PIMCO Funds and Alleghany Funds" contains a summary for each of the Class A, B and C and Institutional and Administrative Class shares in each of the PIMCO Funds for the fiscal year ended June 30, 1998 and pro forma projections for the corresponding classes of Shares of the Alleghany Funds which will be received by the shareholders of the PIMCO Funds.

         DESCRIPTION OF THE SALE OF INTERESTS IN BLAIRLOGIE. PALP has entered into a Purchase and Sale Agreement (the "Purchase Agreement") dated as of October 24, 1998 by and among PALP, certain of PALP's affiliates (together with PALP, the "Sellers"), Blairlogie International LLC ("Blairlogie International") and certain other parties, pursuant to which the Sellers will sell their direct and their indirect general partnership ownership interests in Blairlogie to Blairlogie International and its subsidiary (together, the "Buyer"). As of the closing of the Blairlogie Transaction (as defined below), Blairlogie International will be a wholly owned subsidiary of Alleghany Asset Management, Inc. ("Alleghany Management").

         Sellers currently own a 75% general partner interest in Blairlogie (the "Sellers' Interest"). At the closing of the transactions contemplated by the Purchase Agreement (the "Blairlogie Transaction"), Sellers will transfer the Sellers' Interest to Buyer. The aggregate consideration to be paid by Buyer to the Sellers is expected to be approximately $6.6 million, subject to certain adjustments.

         The completion of the Blairlogie Transaction is contingent upon obtaining the consent of Blairlogie clients representing a significant portion of the assets currently under the management of Blairlogie, including the approval of the shareholders of each PIMCO Fund. Other conditions precedent to the consummation of the Blairlogie Transaction include, among other things, that all regulatory filings, applications, notifications and consents have been duly and properly made or obtained. If the conditions to the Blairlogie Transaction are not met or waived and the Blairlogie Transaction is therefore not consummated, it is anticipated that the Reorganizations would not occur.

         Certain current employees of Blairlogie, including Mr. Gavin Dobson and Mr. James Smith, will be offered employment and other compensation arrangements in connection with the Blairlogie Transaction.

         DESCRIPTION OF THE REORGANIZATION AGREEMENT. As noted, the Board of Trustees of Alleghany has created and designated two new portfolios, the Alleghany/Blairlogie Emerging Markets Fund and the Alleghany/Blairlogie International Developed Fund, for the specific purpose of acquiring all of the assets and the stated liabilities of the corresponding PIMCO Fund. The Reorganization Agreement provides that at the Closing(s) the assets and stated liabilities of each PIMCO Fund will be transferred to the corresponding Alleghany Fund in exchange for full and fractional Shares of the corresponding Alleghany Fund, as shown in the following table:

       PIMCO FUND/SHARE CLASS                                                CORRESPONDING ALLEGHANY FUND/SHARE CLASS

       PIMCO EMERGING MARKETS FUND                                          ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND

                Class A Shares                                                    Class N Shares
                Class B Shares                                                    Class N Shares
                Class C Shares                                                    Class N Shares
                Administrative Class Shares                                       Class N Shares
                Institutional Class Shares                                        Class I Shares






       PIMCO INTERNATIONAL DEVELOPED FUND                               ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND

                Class A Shares                                                    Class N Shares
                Class B Shares                                                    Class N Shares
                Class C Shares                                                    Class N Shares
                Administrative Class Shares                                       Class N Shares
                Institutional Class Shares                                        Class I Shares

         The Shares issued by each Alleghany Fund in each Reorganization will have an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding PIMCO Fund that are outstanding immediately before the Closing. Immediately after each Closing, each PIMCO Fund will distribute the Shares of the corresponding Alleghany Fund received in the Reorganization to its shareholders in liquidation of the PIMCO Fund. Each shareholder owning shares of a particular PIMCO Fund at the Closing with respect to such PIMCO Fund will receive Shares of the corresponding class of the corresponding Alleghany Fund, and will receive any unpaid dividends or distributions that were declared before the Closing on PIMCO Fund shares. Alleghany will establish an account for each former shareholder of the PIMCO Funds reflecting the appropriate number of Alleghany Fund Shares distributed to that shareholder. Shares of the Alleghany Funds will be in uncertificated form.

         The Reorganizations are subject to a number of conditions, including the following: approval of the Reorganization Agreement and the related matters described in this Proxy Statement/Prospectus by shareholders of the PIMCO Funds at the Meeting; the receipt of certain legal opinions described in the Reorganization Agreement (which include opinions of counsel to Alleghany that (a) the Alleghany Fund Shares issued in the Reorganizations will be validly issued, fully paid and non-assessable and (b) even though there is no controlling legal authority on point, the Reorganizations should not give rise to recognition of gain or loss for federal income tax purposes to the PIMCO Funds, the Alleghany Funds or their respective shareholders); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of "comfort letters" from the independent public accountants of the Trust and Alleghany regarding various financial matters; the receipt of any necessary exemptive relief or no-action assurances requested from the Securities and Exchange Commission or its Staff (the "SEC") with respect to Sections 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder; and the parties' performance in all material respects of their respective covenants and undertakings in the Reorganization Agreement.

         The Reorganization Agreement may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the Meeting that would have a material adverse effect on any PIMCO Fund's shareholder's interests. Assuming satisfaction of the conditions in the Reorganization Agreement, it is anticipated that the Closing(s) will be effective as of the close of business on or about March 31, 1999, or, in accordance with the Reorganization Agreement, such other date as agreed to in writing by the officers of the parties to the Reorganization Agreement.

         The Reorganization Agreement and the Purchase Agreement require that Alleghany bear both its own and the Trust's expenses incurred in connection with entering into and carrying out the provisions of the Reorganization Agreement, provided that the Trust will be responsible for all accounting fees incurred by it or its affiliates in connection with entering into or carrying out the Reorganization Agreement. See Appendix I to this Proxy Statement/Prospectus.

         Each PIMCO Fund will be reorganized into a corresponding Alleghany Fund. The following table sets forth, as of the Record Date, (a) the capitalization of each PIMCO Fund, separated, for each class of shares of such fund, into the net asset value of the fund allocable to such class, and (b) the pro forma capitalization, assuming the consummation of the Reorganizations, of each Alleghany Fund, separated, for each class of shares of such fund, into the net asset value of the fund allocable to such class. The Alleghany Funds were created in anticipation of the Reorganizations. Consequently, neither Alleghany Fund will have any assets outstanding prior to the Reorganizations and the capitalization of each PIMCO Fund immediately prior to its Reorganization, and the capitalization of its corresponding Alleghany Fund immediately following such Reorganization will be identical. They will, however, be different than as set forth below as a result of daily share purchase and redemption activity in the PIMCO Funds as well as the PIMCO Funds' other ongoing operations.

                      CAPITALIZATION as of January 22, 1999


                                TOTAL NET ASSETS
                                                            ALLOCABLE TO         SHARES OUTSTANDING          NET ASSET VALUE
                                                          CLASS OF SHARES                                       PER SHARE
PIMCO EMERGING MARKETS FUND
Class A                                                $     390,783.15               48,944.543                  7.98
Class B                                                      212,815.14               26,883.820                  7.92
Class C                                                      664,830.32               83,997.702                  7.91
Administrative Class                                           1,935.57                  240.436                  8.05
Institutional Class                                       15,549,712.72            1,930,018.054                  8.06






PRO FORMA ALLEGHANY/BLAIRLOGIE
EMERGING MARKETS FUND
Class N                                                 $  1,270,364.18              157,809.215                  8.05
Class I                                                   15,549,712.72            1,930,018.054                  8.06






PIMCO INTERNATIONAL DEVELOPED FUND
Class A                                                 $  1,448,738.56              104,255.975                  13.90
Class B                                                    2,558,150.02              186,455.043                  13.72
Class C                                                    6,061,949.13              441,504.399                  13.73
Administrative Class                                          26,203.25                1,879.890                  13.94
Institutional Class                                      115,058,890.42             8,259,838.981                 13.93

PRO FORMA ALLEGHANY
INTERNATIONAL DEVELOPED FUND
Class N                                                 $ 10,095,040.96                 724,177.974               13.94
Class I                                                  115,058,890.42            8,259,838.981                  13.93


         The Alleghany/Blairlogie Emerging Markets Fund and the Alleghany/Blairlogie International Developed Fund will each issue two classes of shares in the Reorganizations: Class N shares and Class I shares. Pursuant to the Reorganizations, holders of Class A, B and C and Administrative Class shares of the PIMCO Funds shall receive Class N shares of the corresponding Alleghany Fund, and holders of Institutional Class shares shall receive Class I shares of the corresponding Alleghany Fund.

         CONSIDERATION BY THE BOARD OF TRUSTEES OF THE TRUST. On December 10, 1998, the Trust's Board of Trustees, including a majority of its Independent Directors, determined that the Reorganizations are in the best interest of the PIMCO Funds and that the interests of the shareholders of the PIMCO Funds will not be diluted as a result of the Reorganizations. The Trustees also approved the terms of the draft Reorganization Agreement.

         Similarly, after considering the relevant factors, the Board of Trustees of Alleghany found that participation in the Reorganizations, as contemplated by the Reorganization Agreement, is in the best interests of each of the Alleghany Funds.

         In considering whether to approve the proposed Reorganizations, the Board of Trustees of the Trust was provided with a variety of information about the Reorganizations, the PIMCO Funds, the Alleghany Funds and Alleghany. These materials summarized the principal features of the Reorganizations, including the condition to each Reorganization of the receipt by the Trust and each PIMCO Fund of an opinion that each Reorganization should be tax free for the PIMCO Funds and Alleghany Funds and their shareholders. In addition, the Trustees of the Trust received comparative information for the PIMCO Funds and the corresponding Alleghany Funds with respect to the following matters: (a) investment objectives and policies; (b) advisory, distribution and other servicing arrangements; and (c) expenses (with and without giving effect to anticipated expense limitations), including PRO FORMA expenses assuming consummation of the Reorganizations and expenses relative to peer groups. The Trustees of the Trust were also provided with information about Alleghany and its investment advisory organization.

         The Reorganization Agreement provides that Alleghany, on behalf of each Alleghany Fund, will use its best efforts to meet the conditions of the requirements of the "safe harbor" of Section 15(f) of the 1940 Act. The Purchase Agreement has a similar requirement with respect to Alleghany Management.
Section 15(f) of the 1940 Act provides that, when a change in control of an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection therewith as long as, among other things, no "unfair burden" is imposed on the investment company as a result of the transaction relating to the change of control, or any express or implied terms, conditions or understandings applicable thereto. The term "unfair burden" as defined by the 1940 Act includes any arrangement during the two-year period after the transaction whereby the investment adviser (or predecessor or successor adviser), or any "interested person" of any such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than fees for bona fide principal underwriting services). The "safe harbor" provisions of Section 15(f) also require that, for the three-year period immediately following the Reorganizations, at least 75% of the Trustees of Alleghany will not be (a) "interested persons" (as defined in the 1940 Act) of Blairlogie or (b) interested persons of PALP. The Trustees of the Trust were informed that the Board of Trustees of Alleghany will satisfy this requirement prior to the Reorganizations.

         At the Board of Trustees' meeting on September 17, 1998, Alleghany represented to the Trustees of the Trust that Blairlogie would commit to the Expense Commitment described below under "Comparison of PIMCO Funds and Alleghany Funds -- Overview of PIMCO Funds and Alleghany Funds" and in Appendix
II. Based upon this commitment and the current expense ratio information provided for both the PIMCO Funds and the Alleghany Funds and the expense limitations committed to by Blairlogie, the Trustees of the Trust concluded that, for the first three years after the Closings, the Reorganizations would likely result in expenses to PIMCO Fund shareholders which are equal to or less than those currently experienced by such PIMCO Fund shareholders.

         After consideration of the foregoing and other factors, and with the advice and assistance of counsel, the Trustees of the Trust unanimously determined that the Reorganizations are in the best interest of the shareholders of each PIMCO Fund, and that the interests of the shareholders of each PIMCO Fund will not be diluted as a result of such Reorganizations.

         Information about the similarities and differences between the Alleghany Funds and the PIMCO Funds regarding the identity and compensation of the investment adviser, the voting rights of shareholders, any restrictions or material obligations associated with ownership of shares, share structure, the identity of the distributor, sales charges, any minimum initial or subsequent investment, Rule 12b-1 plans (including associated fees and expenses), and shareholder redemption, repurchase and exchange rights, is included in other appropriately titled sections within this Proxy Statement/Prospectus and the Appendices hereto.

         FEDERAL INCOME TAX CONSEQUENCES. Consummation of each Reorganization is subject to the condition that the Trust and Alleghany receive an opinion, based upon certain representations and assumptions, from Sonnenschein Nath & Rosenthal to the effect that for federal income tax purposes (A) (i) each of the Alleghany Funds and each of the PIMCO Funds will be treated as corporations separate from the other series of Alleghany and the Trust, respectively; (ii) although there is no controlling authority on point, the transfer by each of the PIMCO Funds of all or substantially all of its assets in exchange for the corresponding Alleghany Fund Shares and the assumption by each Alleghany Fund of all of the corresponding PIMCO Fund's stated liabilities and the subsequent liquidation of each PIMCO Fund pursuant to the Reorganizations should constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code (the "Code"), and each Alleghany Fund and PIMCO Fund should be "a party to a reorganization" within the meaning of Section 368(b) of the Code; and (B) assuming that the conclusion set forth in (A) (ii) above is correct; (i) neither of the PIMCO Funds will recognize any gain or loss as a result of the Reorganizations; (ii) neither of the Alleghany Funds will recognize any gain or loss on the receipt of the assets of the corresponding PIMCO Fund in exchange for Shares of the corresponding Alleghany Fund in the Reorganizations; (iii) the adjusted tax basis and holding period in the assets of each of the Alleghany Funds received from the corresponding PIMCO Funds in the Reorganizations will be the same as the adjusted tax basis and will include the holding period, respectively, of such assets in the hands of the corresponding PIMCO Fund immediately prior to the Reorganizations; (iv) the shareholders of each of the PIMCO Funds who exchange shares of each of the PIMCO Funds solely for Shares of the corresponding Alleghany Fund in the Reorganizations will not recognize any gain or loss; (v) the aggregate tax basis of Alleghany Fund Shares received by each shareholder of the PIMCO Funds in the Reorganizations will be the same as the aggregate tax basis of the PIMCO Fund shares exchanged therefor; (vii) each former PIMCO Fund shareholder's holding period of Alleghany Fund Shares received in the Reorganizations will be determined by including the period for which PIMCO Fund shares were held by such shareholder at the time of the Reorganizations provided that such shareholder held the PIMCO Fund shares as a capital asset; and (viii) each of the Alleghany Funds will succeed to and take into account the tax attributes of the corresponding PIMCO Fund described in
Section 381(c) of the Code, subject to the conditions and limitations contained in Section 381(c) of the Code.

         If a Reorganization with respect to a PIMCO Fund is subsequently determined not to constitute a "reorganization" within the meaning of Section 368(a) of the Code, the PIMCO Fund could recognize taxable income on the transfer of assets to the corresponding Alleghany Fund and incur a tax liability, and the PIMCO Fund shareholders could recognize capital gain on the receipt of Alleghany Fund Shares in liquidation of the PIMCO Fund. It is also possible that the PIMCO Fund may not qualify as a regulated investment company under Subchapter M of the Code and that the PIMCO Fund, or possibly the PIMCO Fund shareholders, could be liable for taxes upon the PIMCO Fund's income recognized during the taxable year.

         In the event that the Trust and Alleghany do not receive the foregoing opinion of Sonnenschein Nath & Rosenthal in a form satisfactory to each of them, the Reorganizations will not take place and the Trust's Board of Trustees will consider other alternatives.

                COMPARISON OF THE PIMCO FUNDS AND ALLEGHANY FUNDS

         OVERVIEW OF THE PIMCO FUNDS AND ALLEGHANY FUNDS. The investment objectives, policies and restrictions of each PIMCO Fund are substantially identical to those of the corresponding Alleghany Fund. Blairlogie will be the investment adviser for the Alleghany Funds and is expected to manage their investment portfolios in a manner consistent with the way the PIMCO Funds have been managed.

         The PIMCO Funds have a different administrator, distributor, transfer agent, independent auditor and different trustees from the Alleghany Funds.

         The Alleghany Funds are sold at net asset value, with no front-end or contingent deferred sales load, whereas the PIMCO Funds charge a front-end sales charge, a servicing fee and a possible contingent deferred sales charge on their Class A Shares, and a contingent deferred sales charge and a distribution and servicing fee on their Class B and C Shares. NO FRONT-END OR CONTINGENT DEFERRED SALES CHARGE WILL BE IMPOSED ON ANY OF THE SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATIONS OR ON PURCHASES OR REDEMPTIONS AFTER THE REORGANIZATIONS.

         The purchase, redemption, dividend and other policies and procedures of the PIMCO Funds and the Alleghany Funds are generally similar. See Appendix II for a more detailed comparison of the PIMCO Funds' and Alleghany Funds' policies and procedures.

         INVESTMENT OBJECTIVES AND POLICIES. The investment objectives, policies and restrictions of the Alleghany Funds are substantially identical to those of the PIMCO Funds. The PIMCO Emerging Markets Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located in foreign countries identified as "emerging markets" countries. The Morgan Stanley Capital International Emerging Markets Free Index and the International Finance Corporation Emerging Markets Index are used as the bases for choosing the countries in which the PIMCO Emerging Markets Fund invests. However, the PIMCO Emerging Markets Fund is not limited to the countries and weightings of these indices. The PIMCO International Developed Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities. The Morgan Stanley Capital International EAFE (Europe, Asia, Far East) Index (the "EAFE Index") is used as a basis for choosing countries in which the PIMCO International Developed Fund invests. However, the PIMCO International Developed Fund is not limited to the countries and weightings of the EAFE Index.

         EXPENSE RATIOS. The following table entitled "Total Annual Expense Information" shows the current total operating expenses for each class of shares of each PIMCO Fund along with the total operating expenses (before and after waivers or reimbursements) that are expected to be borne by shareholders of each class of Alleghany Fund shares after the Reorganizations. Blairlogie has committed to maintain for a period of at least three years after the Closing the expense ratios set forth below under the heading "Pro Forma Combined Total Fund Operating Expenses" (the "Expense Commitment"). Such expense ratios, as indicated in the table, are in all cases either equal to or less than those currently experienced by the PIMCO Funds' shareholders.


                        TOTAL ANNUAL EXPENSE INFORMATION

                                         TOTAL ANNUAL FUND OPERATING EXPENSES (AS A               PRO FORMA COMBINED TOTAL
                                             PERCENTAGE OF AVERAGE NET ASSETS)*                    FUND OPERATING EXPENSES
      NAME OF FUND                                                                           (AFTER WAIVERS AND REIMBURSEMENTS)
      Emerging Markets
               Class A Shares                             1.75%                                            1.60% **
               Class B Shares                             2.50%                                           1.60% **
               Class C Shares                             2.50%                                           1.60% **
               Administrative Class                       1.60%                                           1.60% **
               Institutional Class                        1.35%                                           1.35% ***

      International Developed
               Class A Shares                             1.50%                                             1.35%
               Class B Shares                             2.25%                                             1.35%
               Class C Shares                             2.25%                                             1.35%
               Administrative Class                       1.35%                                             1.35%
               Institutional                              1.10%                                             1.10%

*The administrative fee for each PIMCO Fund, which constitutes a portion of the total fee listed, is subject to reduction to the extent that the average net assets attributable in the aggregate to that PIMCO Fund's Class A, Class B and Class C shares exceeds $2.5 billion. **After waivers and reimbursements. Before waivers and reimbursements the Total Fund Operating Expenses for this Class of Shares would be 1.93%. ***After waivers and reimbursements. Before waivers and reimbursements the Total Fund Operating Expenses for this Class of Shares would be 1.68%.


         SHAREHOLDER TRANSACTIONS AND SERVICES. The PIMCO Funds and the corresponding Alleghany Funds offer generally similar shareholder services and transactions. There are, however, some differences. For example, while the PIMCO Funds charge a front-end sales charge, a servicing fee and a possible contingent deferred sales charge on their Class A Shares, and a contingent deferred sales charge and a distribution and servicing fee on their Class B and C Shares, the corresponding classes of the Alleghany Funds do not charge any front-end, contingent deferred or level sales charge on any of the Shares they offer. In addition, except as noted below, the minimum initial investment requirements of the Alleghany Funds are substantially similar to those of the corresponding classes of shares of the PIMCO Funds. Generally, the minimum initial investment requirement with respect to Institutional and Administrative Class shares of the PIMCO Funds is $5,000,000. However, Administrative Class shares of the PIMCO Funds will be exchanged for Class N shares of Alleghany Funds, which have a $2,500 minimum investment requirement. Detailed expense information for each proposed Reorganization is included in Appendix II to this Proxy Statement/Prospectus.

         Alleghany may, upon 60 days' notice, close a shareholder's account and send the shareholder the proceeds thereof if the account balance of such shareholder falls below $50. Similarly, the Trust has the ability to involuntarily redeem shares, upon 60 days' written notice, from shareholders whose accounts decrease below the amount required for a minimum initial investment (except in the case of employer-sponsored retirement accounts). In addition, with certain exceptions, the Trust charges a fee of $16 per annum for accounts with balances below $2,500.

            ACQUISITION  AND  REDEMPTION OF SHARES.  After the  Reorganizations,
investors wishing to acquire shares of beneficial interest in the Alleghany Funds will be able to purchase them from First Data Distributors, Inc., the Alleghany Funds' distributor, at their then current net asset value. Shareholders desiring to sell their shares would be able to do so by exercising their right to have such shares redeemed, on any day that the New York Stock Exchange ("NYSE") is open for business, by the relevant Alleghany Fund at their net asset value next determined as of the close of regular trading on the NYSE for that day, after receipt of a proper redemption request. Detailed information relating to redemptions and other shareholder transactions for each of the Alleghany Funds and the PIMCO Funds is included in Appendix IV to this Proxy Statement/Prospectus.


         Payment for any redemption will generally be made within two business days after receipt by Alleghany of a proper request for redemption, but in no event later than within seven days, subject to the suspension of such right under limited circumstances as described under "Comparison of PIMCO Funds and Alleghany Funds -- Governing Documents." Alleghany has no current intention to file with the SEC a notification of election pursuant to Rule 18f-1 under the 1940 Act to permit payment of redemptions in assets other than in cash.

         DIVIDENDS AND OTHER DISTRIBUTIONS. The Alleghany Funds' dividend and other distribution policies will be substantially similar to those of the PIMCO Funds. Alleghany intends to distribute at least annually to the Alleghany Funds' shareholders substantially all of the Alleghany Funds' net investment income and realized net capital gain. Alleghany also intends to provide the opportunity for shareholders to elect to receive dividends and capital gain distributions in cash or in additional shares of the Alleghany Funds at net asset value.

         ADMINISTRATION ARRANGEMENTS. The PIMCO Funds' "unified" fee structure differs from the fee and expense structure of the Alleghany Funds. Each Alleghany Fund directly bears the expenses associated with various third-party services, such as audit, custodial, portfolio accounting, legal, transfer agency and printing costs. By contrast, each PIMCO Fund pays a single administrative fee, computed as a percentage of average daily net assets, to the Trust's administrator, PIMCO Advisors L.P. (the "PIMCO Administrator"), which bears the costs of such third-party services to the Fund as well as itself providing administrative services to the Fund, in exchange for the administrative fee. The result of the PIMCO Funds' "unified" fee structure is an expense level that, with limited exceptions, is precise and predictable under ordinary circumstances. Furthermore, during the term of its administration agreement, such Fund is, under ordinary circumstances, insulated from price increases in third-party services and from increases in expense ratios arising from a decline in net assets because the PIMCO Administrator, rather than the Fund, bears these risks. See "Proposed Investment Management and Administration Agreements; Other Contractual Arrangements -- Administration Plans" for a more detailed discussion of the PIMCO Funds' and Alleghany Funds' administration arrangements.

         FORMS OF ORGANIZATION. The Trust and Alleghany are open-end series management investment companies registered with the SEC under the 1940 Act. Both the Trust and Alleghany continuously offer shares to the public. The Trust is organized as a Massachusetts business trust, and Alleghany is organized as a Delaware business trust. Each Trust is governed by a Declaration of Trust or Trust Instrument, as the case may be, By-laws and a Board of Trustees. Each Trust is also governed by applicable Massachusetts or Delaware and federal law.

         Under Massachusetts' law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Trust's Second Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees of the Trust. The Declaration of Trust also provides for indemnification out of a fund's property for all loss and expense of any shareholder of that fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the fund of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Alleghany, a series thereof or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Alleghany shareholders to liability. To guard against this risk, the Trust Instrument of Alleghany (a) provides that any written obligation of Alleghany may contain a statement that such obligation may be enforced only against the assets of Alleghany or the particular series in question and the obligation is not binding upon the shareholders of Alleghany; however, the omission of such a disclaimer will not operate to create personal liability for any shareholders, and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Alleghany. Accordingly, the risk of a shareholder of Alleghany incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which (i) the court refuses to apply Delaware law (ii) no contractual limitation of liability was in effect and (iii) Alleghany itself would be unable to meet its obligations. In light of Delaware law, the nature of Alleghany's business and the nature of its assets, the risk of personal liability to a shareholder of Alleghany is considered remote.

         SHARE STRUCTURE. Currently, the Trust consists of twenty-eight diversified investment series. Immediately after the Reorganizations, Alleghany Funds will consist of twelve funds. See "Additional Information about Alleghany" for a more detailed discussion of Alleghany.

         Shares of both the PIMCO Funds and the Alleghany Funds are shares of beneficial interest. Shares of both the PIMCO Funds and Alleghany Funds are entitled to one vote for each full share held and fractional votes for fractional shares held. With respect to both the Trust and Alleghany, matters submitted to shareholder vote must be approved by each fund separately except
(a) when required by the 1940 Act, shares shall be voted together, and (b) when the Trustees of the Trust determine that the matter does not affect all funds, then only shareholders of the affected funds(s) shall be entitled to vote separately on the matter. Each fund votes separately with respect to any proposal to approve its investment advisory agreement, to change its fundamental investment objectives or policies or to adopt a plan of reorganization. Each class of shares of each PIMCO Fund and each Alleghany Fund has identical voting rights, except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interest of one class differs from the interests of any other class. Similarly, a class of a fund votes separately with respect to any proposal to approve a plan of distribution for that class or as otherwise required by the 1940 Act.

         Shares of the PIMCO Funds and Alleghany Funds have no pre-emptive rights and have only such conversion and exchange rights as the Trustees of the Trust or the Board of Trustees of Alleghany, respectively, may grant in their discretion. Class B shares of the PIMCO Funds automatically convert into Class A shares after they have been held for seven years. When issued for payment as described in their respective prospectuses, Alleghany Fund shares and PIMCO Fund shares are fully paid and non-assessable by either Alleghany or the Trust.

         Each share of a class of an Alleghany Fund represents an equal proportionate interest in a particular portfolio with other shares of the same class and is entitled to cash dividends and distributions earned on such shares as are declared in the discretion of the Alleghany Trustees.

         Additional information concerning the attributes of the shares issued by the Trust is included in the Trust's prospectuses, which are incorporated herein by reference and, in the case of Alleghany, in the statement of additional information filed with this Proxy Statement/Prospectus.

         PORTFOLIO MANAGER. The persons at Blairlogie presently responsible for the management of the PIMCO Funds' portfolios will continue to manage the portfolios of the Alleghany Funds following the Reorganizations. James Smith is, and after the Reorganizations will continue to be, primarily responsible for the day-to-day management of the PIMCO Funds. Mr. Smith is a Managing Director and the Chief Investment Officer of Blairlogie and is responsible for managing an investment team of six professionals who, in turn, specialize in selection of stocks within Europe, Asia and the Americas, and in currency and derivatives. He previously served as a Senior Portfolio Manager at Murray Johnstone in Glasgow, Scotland, responsible for international investment management for North American clients, and at Schroder Investment Management in London. Mr. Smith received his bachelor's degree in Economics from London University and his MBA from Edinburgh University. He is an Associate of the Institute of Investment Management and Research.

             RISK FACTORS.

         Foreign Markets. The risks attending an investment in the Alleghany Funds are similar to the risks involved with an investment in the PIMCO Funds, and relate largely to risks of investing in companies in foreign markets and, for the PIMCO Emerging Markets Fund and the Alleghany/Blairlogie Emerging Markets Fund, in developing or "emerging markets" countries.

         Investing in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. companies. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets may change independently of each other. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit great price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         A Fund's investments in foreign currency-denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

         Each of the PIMCO Emerging Markets Fund and Alleghany/Blairlogie Emerging Markets Fund may invest in the securities of issuers based in countries with developing economies. Investing in developing (or "emerging market") countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the PIMCO Emerging Markets Fund or the Alleghany/Blairlogie Emerging Markets Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies, any of which may have a detrimental effect on a Fund's investment.

         Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgement in a court outside the United States; and significantly smaller market capitalization of securities markets. Also, any change in the leadership or policies of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

         In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

         Special Risks of Investing in Russian and Other Eastern European Securities. Both the Alleghany/Blairlogie Emerging Markets Fund and the PIMCO Emerging Markets Fund may invest a portion of their assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The company's share registrar maintains the official record of ownership of a company's share. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

         Foreign Currency Transactions. Foreign currency exchange rates may fluctuate significantly over a short period of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. For example, significant uncertainty surrounds the proposed introduction of the euro (a common currency unit for the European Union) in January 1999 and its effect on the value of securities denominated in local European currencies. These and other currencies in which the assets of an Alleghany Fund or PIMCO Fund are denominated may be devalued against the U.S. dollar, resulting in a loss to such Fund.

         Each of the PIMCO Funds and the Alleghany Funds may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, each of the PIMCO Funds and the Alleghany Funds may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures and may enter into forward foreign currency exchange contracts to reduce the risk of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain, which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. Each of the PIMCO Funds and the Alleghany Funds may enter into forward contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do, both the PIMCO Funds and the Alleghany Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's portfolio manager. Each of the PIMCO Funds and the Alleghany Funds may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. Each of the PIMCO Funds and the Alleghany Funds will segregate assets determined to be liquid by the Adviser or portfolio manager in accordance with procedures established by the applicable Board of Trustees to cover their respective obligations under forward foreign currency exchange contracts entered into for nonhedging purposes.

         Additional Risks. In addition to the risks of foreign securities and currencies, each Fund is subject to a variety of other risks, including the risk of general market declines and other factors. Please see the Prospectuses and the Statement of Additional Information for the PIMCO Funds, which are incorporated herein by reference, for a description of these risks.

         GOVERNING DOCUMENTS.

         Trustees. Each of the Trust and Alleghany is governed by its respective trust documents, in the case of the Trust its Declaration of Trust and, in the case of Alleghany, its Trust Instrument, and By-laws (each a "Governing Document" and, collectively, the "Governing Documents"). Each of the Governing Documents requires that the affairs of the Trust or Alleghany, as appropriate, be administered by a Board of Trustees (each a "Board"). The Trust's Governing Documents require its Board to consist of at least three Trustees, whereas Alleghany's Board may consist of one Trustee. Alleghany's Board is elected by the shareholders of Alleghany; except that the Trustees of the Alleghany Board are entitled to fill any vacancy occurring on the Board as a result of (a) the declination to serve, death, resignation, retirement, removal, physical or mental incapacity by reason of death, disease or otherwise of a Trustee, (b) other inability of a Trustee to serve or (c) an increase in the number of Trustees. Pursuant to the Trust's Governing Documents, either its Board or the shareholders of the Trust may elect Trustees. In either case, Trustees serve until they resign or are removed. The Governing Documents contain provisions protecting third parties relying on the authority of Trustees apparently acting in their capacities as Trustees. Consequently, each of the Trust and Alleghany is liable for the actions of its Trustees. Pursuant to the Trust's Governing Documents, a Trustee is entitled to receive compensation for his services to the Trust, which compensation is set by its Board. Similarly, the Alleghany Board has the authority, pursuant to the Alleghany Governing Documents, to set the compensation, if any, of officers and Trustees. Trustees of the Trust may be removed at any time by a majority of the other Trustees, whereas two-thirds of the Trustees or shareholders of Alleghany are required to remove a Trustee of Alleghany.

         Personal Liability; Indemnification. Trustees and officers of Alleghany are relieved from personal liability for any actions taken in their capacities as Trustees or officers so long as those actions do not constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as Trustees or officers. The Trust's Declaration of Trust provides in general that a Trustee, officer or other person acting under their direction is entitled to indemnification by the Trust except with respect to any matter as to which such person shall have been finally adjudicated in any action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such person's action was in or not opposed to the best interest of the Trust or
(b) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The indemnity provided by the Governing Documents requires the Trust or Alleghany, as the case may be, to pay expenses for the defense of and reimburse the indemnified party for any liability arising out of any lawsuit or other action brought against a Trustee or officer for actions taken in his or her capacity as an officer or Trustee, subject to the limitations set forth above. In addition, Alleghany is permitted and the Trust is required to advance the expenses of an indemnified party's defense prior to a final disposition of the action, provided that the party receiving the advance provides an undertaking to reimburse such payment in the event that it is found that the liability arose out of actions taken for which indemnification is prohibited by the relevant Governing Document. The Trust is subject, pursuant to its Governing Documents, to an additional requirement that indemnity be provided to officers and Trustees, even in the absence of a final disposition of the matter, if a majority of the disinterested Trustees acting on such matter approves such indemnification or the Trust receives an opinion of legal counsel to the effect that a court would find the Trustee or officer not to have been guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         Redemption of Shares. The Governing Documents allow shareholders to make requests for redemptions at any time, except that the Alleghany Governing Documents allow the Trustees to suspend the right to redemptions at any time for an indefinite period of time. The Alleghany Trustees may also elect to make redemptions to the extent ownership of shares has or may become concentrated and such redemptions are deemed necessary by the Trustees to maintain Alleghany's qualifications as a regulated investment company under the Internal Revenue Code. The Governing Documents for the Trust also allow the Trust to make certain optional redemptions of shares if (a) the holder of such shares holds fewer than a minimum amount determined by the Trustees, (b) the shareholder whose shares are to be redeemed owns the number of shares of a particular series equal or greater than a percentage of the outstanding shares of that series determined by the Trustees or (c) the shareholder whose shares are to be redeemed owns the number of shares of the Trust representing a greater than acceptable percentage of the total outstanding shares, as determined by the Trustees.

         Assets of Trust. The Governing Documents of both Alleghany and the Trust provide that each series of shares represents a beneficial interest in only the assets of that series, for which separate accounts are kept. In addition, the Alleghany Governing Documents specify that creditors of a particular series are entitled to look to the assets of only that series to satisfy indebtedness of that series. The Governing Documents of Alleghany allow the Trustees in their sole discretion to allocate assets and liabilities among the various series, if such assets and liabilities are not readily identifiable as allocable to a particular series.

         Determination of Net Asset Value. The net asset value for any series of Alleghany is determined by subtracting the liabilities of that particular series from the assets thereof (such assets to be valued at market value, if a market is readily identifiable, or fair value as determined in good faith by the Board of Trustees of Alleghany if no market can be identified). The Trustees of Alleghany may, however, adopt an alternative method of valuation. If the net asset value of any Alleghany series is negative, Alleghany's Trustees are permitted, pursuant to the Governing Documents, to (a) offset the negative sum pro rata against the accrued dividends of the shareholders of such series, (b) reduce the outstanding shares of such series and/or (c) reduce the payment of declared dividends until such net number reaches zero. The Trust values portfolio securities and other assets for which market quotations are readily available at market value. Fixed income securities are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Trust's Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Short-term investments having a maturity of 60 days or less are valued at amortized cost, when the Trust's Board of Trustees determines that amortized cost is their fair value. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Other securities and assets are valued at their fair value as determined in good faith by the Trustees of the Trust or by persons acting at the direction of the Trustees.

         Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of the PIMCO Funds may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by PALP or Blairlogie and approved in good faith by the Board of Trustees of the Trust.

         Each PIMCO Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a class, plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class, are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's net asset value per share.

         Custodian. Alleghany is at all times required by its Governing Documents to employ a Custodian for the accounts of Alleghany. The Trust is not subject to a similar requirement under its Governing Documents, but is so required under the 1940 Act.

PROPOSED INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS; OTHER CONTRACTUAL ARRANGEMENTS.

         Advisory Arrangements. PALP serves as investment adviser and Blairlogie serves as the sub-adviser for each of the PIMCO Funds. PALP's address is 800 Newport Center Drive, Newport Beach, California 92660. Blairlogie's address is 125 Princes Street, 4th Floor, Edinburgh EH2 4AD, Scotland. After the Reorganizations, Blairlogie will serve as the sole investment adviser to the Alleghany Funds. The PIMCO Funds currently receive investment advisory services from Blairlogie pursuant to an Amended and Restated Investment Advisory agreement (the "PALP Advisory Agreement") between each PIMCO Fund and PALP and an Amended and Restated Portfolio Management Agreement between PALP and Blairlogie (collectively, the "Current Agreements"). The Alleghany Funds will receive investment advisory services directly from Blairlogie as investment adviser pursuant to an Investment Advisory Agreement between Blairlogie and each Alleghany Fund (the "New Agreement"). Subject to the general supervision of Alleghany's Trustees, and in accordance with the investment policies of each Alleghany Fund, Blairlogie will formulate guidelines and lists of approved investments and make decisions with respect to and place orders for the Alleghany Funds' purchases and sales of portfolio securities and maintain records relating to such purchases and sales. First Data Investor Services Group, Inc., as sole shareholder of each Alleghany Fund prior to the Reorganizations, will approve the New Agreement.

         The material differences between the New Agreement and the Current Agreements are discussed below. A form of the New Agreement is attached to this Proxy Statement/Prospectus as Appendix V. The following discussion is qualified in its entirety by reference to the text of the New Agreement. The New Agreement will take effect with respect to either Alleghany Fund, upon consummation of the related Reorganization.

         Advisory Services. Pursuant to both the Current Agreements and the New Agreement (collectively, the "Advisory Agreements"), PALP and Blairlogie (in the case of the Current Agreements) and Blairlogie (in the case of the New Agreement) (each of which may sometimes be referred to hereafter as an "Adviser"), have the responsibility (in the case of the Current Agreements, on a nonexclusive basis, with Blairlogie acting as sub-adviser to PALP, and in the case of the New Agreement, on an exclusive basis) for the management of the investment portfolio of, and the making and execution of investment decisions for, each Fund to which such agreement relates, subject to the investment objectives and investment policies and restrictions of such Fund and the supervision of the appropriate Board of Trustees. Under each Advisory Agreement, the Adviser is required to pay its own expenses in connection with servicing the investments of the Fund, except that the Current Agreements also set forth those expenses which the Adviser is not expected to pay, primarily relating to matters not directly related to the Adviser's activities under the Current Agreements. These expenses include, without limitation, brokerage fees and commissions, and expenses of (a) audits by the Trust's accountants, (b) the Trust's transfer agent, registrar, dividend dispersing agents and shareholder recordkeeping services, (c) the Trust's custodial services, (d) obtaining quotations for calculating the value of a Fund's assets, (e) obtaining portfolio activity reports, and (f) maintaining tax records.

         Compensation. Under the PALP Advisory Agreement, as compensation for PALP's services, each PIMCO Fund is obligated to pay to PALP a monthly investment advisory fee based on the average daily net assets of such PIMCO Fund. This fee, at an annualized rate, is .85% with respect to the PIMCO Emerging Markets Fund and .60% with respect to the PIMCO International Developed Fund. PALP, in turn, pays Blairlogie a fee at an annual rate of .75% and .50% of the average daily net assets of the PIMCO Emerging Markets Fund and the PIMCO International Developed Fund, respectively, for Blairlogie's portfolio management services under the Amended and Restated Portfolio Management Agreement. The New Agreement provides that the Adviser will be paid an annual fee of 0.85% of the average daily net assets of the Alleghany Funds, payable monthly based on the actual number of days in the month for which payment is being made.

         Fee and Expense Limitations. Neither the New Agreement nor the Current Agreements include any contractual expense limitation provisions. However, pursuant to the Expense Commitment, Blairlogie has committed, for a period of at least three years from the date of the Closings, to waive fees and/or pay Alleghany Fund expenses to the extent necessary to comply with the Expense Commitment. From time to time, Blairlogie may waive or reimburse (either voluntarily or pursuant to applicable limitations) advisory fees or expenses payable by an Alleghany Fund.

         Ability to Retain a Sub-Adviser. The PALP Advisory agreement authorizes PALP, at PALP's expense, to retain a sub-adviser or sub-advisers to perform some or all of the services for which PALP is responsible under the PALP Advisory agreement, subject to approval by the Trustees. PALP retains Blairlogie to manage the PIMCO Funds' investment portfolios pursuant to that authority. The New Agreement does not address whether the duties of the Adviser may be delegated to a sub-adviser, and any such delegation would require shareholder approval under the 1940 Act.

         Administration Plans. The PIMCO Funds have entered into an Administration Agreement with PALP (the "PIMCO Administrator"). Administrative services are provided to the Alleghany Funds by The Chicago Trust Company (the "Alleghany Administrator") and First Data as sub-administrator. The address for the Alleghany Administrator is The Chicago Trust Company, 171 N. Clark Street, Chicago, Illinois 60601.

         The PIMCO Administrator provides or procures administrative services for the PIMCO Funds, which include clerical help and accounting, bookkeeping, internal audit services and certain other services required by the PIMCO Funds, and preparation of reports to the PIMCO Funds' shareholders and regulatory filings. The PIMCO Administrator has retained Pacific Investment Management Company to provide such services as sub-administrator (the "Sub-Administrator"). The PIMCO Administrator and/or the Sub-Administrator may also retain other affiliates to provide certain of these services. In addition, the PIMCO Administrator, at its own expense, arranges for the provision of legal, audit, custody, transfer agency (including sub-transfer agency and other administrative services) and other services necessary for the ordinary operation of the PIMCO Funds, and is responsible for the costs of registration of the PIMCO Funds' shares and the printing of prospectuses and shareholder reports for current shareholders.
         For providing or procuring administrative services to the PIMCO Funds as described above, the PIMCO Administrator receives monthly fees from each Fund as follows: with respect to Class A, Class B and Class C shares of such Fund, an amount based on the average daily net assets attributable in the aggregate to that Fund's Class A, Class B and Class C shares at an annual rate of 0.65% of the first $2.5 billion of average daily net assets and 0.60% of amounts in excess of $2.5 billion, and, with respect to Administrative and Institutional Class shares of such Funds, an amount based on the average daily net assets attributable in the aggregate to that Fund's Administrative and Institutional Class shares at an annual rate of 0.50%.

         The Trust (and not the PIMCO Administrator) is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PALP, Pacific Investment Management Company, or their subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of the PIMCO Administrator, any portfolio manager of a series of the Trust or PALP, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include distribution and/or service fees payable with respect to Class A, Class B and Class C and Administrative Class shares, and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, subject to review and approval by the Trustees.

         Under the Administration Agreement with the Alleghany Funds, the Alleghany Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent for Alleghany and monitoring the services they provide to the Alleghany Funds; (2) coordinating with and monitoring any other third parties furnishing services to the Alleghany Funds; (3) providing the Alleghany Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervising the maintenance by third parties of such books and records of the Alleghany Funds as may be required by applicable federal or state law; (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law; (6) preparing and, after approval by the Alleghany Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Alleghany Funds as required by applicable law; (7) preparing and, after approval by the Alleghany Funds, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviewing and submitting to the officers of the Alleghany Funds for their approval invoices or other requests for payment of the Alleghany Funds' expenses and instructing the Custodian to issue checks in payment thereof; and (9) taking such other action with respect to Alleghany or the Alleghany Funds as may be necessary in the opinion of the Alleghany Administrator to perform its duties under the Administration Agreement.

         The accrued expenses of the Alleghany Funds, as well as certain expenses attributable to each class of shares, are deducted from accrued income before dividends are declared. The Alleghany Funds' expenses include, but are not limited to: fees paid to Blairlogie and First Data; interest; Trustees' fees; federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by Blairlogie or the Alleghany Administrator under their respective agreements with Alleghany; and any extraordinary expenses. Each class of Shares may bear certain class specific costs associated with retail transfer agency, shareholder servicing, sales support and distribution. Any general expenses of Alleghany that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bear to the assets of Alleghany or in such other manner as Alleghany's Board of Trustees deems appropriate.

         As compensation for services performed under the Administration Agreement, the Alleghany Administrator receives a fee payable monthly at an annual rate of: 0.060% of the first $2 billion of Alleghany's average daily net aggregate assets; 0.050% of Alleghany's average daily net assets between $2 billion and $7 billion; and 0.045% of Alleghany's average daily net assets in excess of $7 billion. The Alleghany Administrator also receives a custody liaison fee equal to an annual fee per Alleghany Fund of $10,000 for average daily net assets up to $100 million, $15,000 for average daily net assets between $100 million and $500, and $20,000 for average daily net assets in excess of $500 million.

         Investors Fiduciary Trust Company ("IFTC") is custodian for each of the PIMCO Funds. Pursuant to separate sub-custody agreements between IFTC and The Chase Manhattan Bank, N.A. ("Chase"), and IFTC and State Street Bank and Trust Company ("State Street"), Chase and State Street serve as sub-custodians of the Trust for the custody of the foreign securities acquired by the PIMCO Funds. Under the sub-custody agreements, Chase and State Street may hold foreign securities at their principal offices and their branches, and subject to approval by the Trust's Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign sub-custodian, or with an eligible foreign securities depository.

         Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is currently made by the Board of Trustees of the Trust following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution, the ability of the institution to perform capably custodial services for the Trust, the reputation of the institution in its national market, the political and economic stability of the country in which the institution is located, and further risks of potential nationalization or expropriation of the Trust's assets, although the Trust's Board of Trustees reserves the right to delegate their selection responsibilities in light of recent amendments to Rule 17f-5 under the 1940 Act, in which case the factors for consideration would differ from those referenced above. Currently, the Trust's Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust, but reserves the right to discontinue this practice as permitted by the recent amendments to Rule 17f-5.

         IFTC serves as Custodian of Alleghany's assets pursuant to a Custodian Agreement. Under such Agreement, IFTC (a) maintains a separate account or accounts in the name of each Fund, (b) holds and transfers portfolio securities on account of each Fund; (c) accepts receipts and makes disbursements of money on behalf of each Fund; (d) collects and receives all income and other payments and distributions on account of each Fund's securities; and (e) makes periodic reports to Alleghany's Board of Trustees concerning each Fund's operations.

         Other Service Providers. The other service providers for the PIMCO Funds and the Alleghany Funds are set forth in the table below.

                             OTHER SERVICE PROVIDERS
                     FOR THE PIMCO FUNDS AND ALLEGHANY FUNDS


                                                               PIMCO Funds                                 Alleghany Funds
Distributor                                    PIMCO Funds Distributors LLC                  First Data Distributors, Inc.

Administrator                                  PIMCO Advisors L.P.                           The Chicago Trust Company

Sub-Administrator                              Pacific Investment Management Company      First Data Investor Services Group, Inc.

Transfer Agent                       First Data  Investor  Services  Group,  Inc.  First Data  Investor  Services  Group,  Inc.
                                     and Investors Fiduciary Trust Company         and Investors Fiduciary Trust Company

Custodian                                      Investors Fiduciary Trust Company             Investors Fiduciary Trust Company

Independent Accountants                        PricewaterhouseCoopers LLP                    KPMG Peat Marwick LLP


         Distribution Plan. Shares of the PIMCO Funds are distributed by PIMCO Funds Distributor LLC ("PFD"), a broker-dealer registered with the SEC under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and a wholly-owned subsidiary of PALP. PFD's address is 2187 Atlantic Street, Stamford, Connecticut 06902. Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares of the PIMCO Funds (the "Retail Plans"), PFD receives from the Trust: (a) in connection with the distribution of Class B and Class C shares of the PIMCO Funds, distribution fees up to the annual rate of .75% of each PIMCO Fund's average daily net assets attributable to Class B and C Shares, respectively, and (b) in connection with personal services rendered to Class A, B and C shareholders of the Trust and the maintenance of shareholder accounts, certain servicing fees up to the annual rate of .25% of each PIMCO Fund's average daily net assets attributable to Class A, Class B and C shares, respectively. The Retail Plans were adopted pursuant to Rule 12b-1 under the 1940 Act, and are of the type known as "compensation plans." This means that, although the Trustees of the Trust are expected to take into account the expenses of PFD and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate PFD for services rendered even if the amounts paid exceed PFD's expenses. From time to time, expenses of PFD incurred in connection with the distribution of Class B and C shares of the PIMCO Funds, and in connection with the servicing of Class A, B and C shareholders of the Funds and the maintenance of Class A, B and C shareholder accounts, may exceed the distribution and/or servicing fees collected by PFD.

         The Trust has adopted an Administrative Services Plan with respect to Administrative Class shares of each of the PIMCO Funds, and a Distribution Plan with respect to the Administrative Class shares of the PIMCO International Developed Fund (together, the "Institutional Plans"). Under the terms of the Institutional Plans, the Trust is permitted to reimburse, out of the Administrative Class assets of each of the PIMCO Funds, in an amount up to .25% on an annual basis of the average daily net assets attributable to that class, financial intermediaries that provide services in connection with the distribution and marketing of shares and/or the provision of certain shareholder services (in the case of the Distribution Plan) or the administration of plans or programs that use PIMCO Fund shares as their funding medium (in the case of the Administrative Services Plan), and to reimburse certain other related expenses. Total reimbursements under the Institutional Plans may be paid in an amount up to .25% on an annual basis of the average daily net assets attributable to the Administrative Class shares of each PIMCO Fund. The same entity may not receive both distribution and administrative services fees with respect to the same assets but may with respect to separate assets receive fees under each Institutional Plan. Each Institutional Plan has been adopted in accordance with the requirements of Rule 12b-1 and is administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan that they will have with respect to the Distribution Plan.

         Shares of the Alleghany Funds are distributed by First Data Distributors, Inc. ("First Data"), a broker-dealer registered with the SEC under the 1934 Act, pursuant to a distribution agreement (the "Distribution Agreement"). The Alleghany Funds adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act for its Class N Shares. There is no distribution plan for the Class I Shares. Pursuant to the Distribution Agreement, First Data will receive certain payments for services rendered for the purpose of selling shares issued by an Alleghany Fund. Distribution expenses which are attributable to a particular Fund will be charged against that Alleghany Fund's assets. Under Alleghany's Plan of Distribution, each Alleghany Fund may reimburse the Distributor for actual expenses not exceeding, on an annual basis, 0.25% of its average daily net assets.

                     INFORMATION RELATING TO VOTING MATTERS

         REQUIRED VOTES; QUORUM; ADJOURNMENTS. The affirmative vote of a plurality of the quorum required for the transaction of business of each PIMCO Fund is necessary for the approval of the Reorganization Agreement with respect to that PIMCO Fund. The holders of 30% of the shares of each PIMCO Fund outstanding as of the Record Date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of such PIMCO Fund at the Meeting. Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Trust as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of Proposal 1 for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count all shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (a) instructions have not been received from the beneficial owners or the persons entitled to vote and (b) the broker or nominee does not have discretionary voting power on a particular matter) as shares that are present and entitled to vote for purposes of determining the presence of a quorum. Assuming the presence of a quorum, abstentions have the effect of a negative vote on Proposal 1.

         In the event that a quorum is not present for purposes of acting on Proposal 1, or if sufficient votes in favor of Proposal 1 are not received by the time of the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a plurality of the shares present in person or represented by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of any Proposal that has not then been adopted. They will vote against any such adjournment those proxies required to be voted against each Proposal that has not then been adopted and will not vote any proxies that direct them to abstain from voting on such Proposals.

         Although the Meeting is called to transact any other business that may properly come before it, the only business that management intends to present or knows that others will present is Proposal 1, mentioned in the Notice of Special Meeting. However, shareholders are being asked on the enclosed proxy to authorize the persons named therein to vote in accordance with their judgment with respect to any additional matters which properly come before the Meeting, and on all matters incidental to the conduct of the Meeting. Proxies may be revoked at any time before they are exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

         SOLICITATION OF PROXIES. Solicitation of proxies by personal interview, mail and telephone may be made by officers and Trustees of the Trust and officers and employees of PALP, its affiliates and other representatives of the Trust. The Trust has retained SCC to aid in the solicitation of proxies. The expenses incurred in connection with the solicitation will not be borne by the shareholders of the PIMCO Funds but will instead be borne by Alleghany.

         ANNUAL MEETINGS AND SHAREHOLDER MEETINGS; SHAREHOLDER PROPOSALS FOR FUTURE MEETINGS. Neither Alleghany nor the Trust presently intends to hold annual meetings of shareholders for the election of trustees or other business unless otherwise required by the 1940 Act. Shareholder proposals to be presented at any future meeting of shareholders of the Trust must be received by the Trust at a reasonable time before that meeting in order for such proposals to be considered for inclusion in the proxy materials relating to that meeting. Under certain circumstances, shareholders may request that the Trustees of Alleghany call a shareholder meeting; the Secretary of Alleghany shall call a meeting upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote and upon payment by such shareholders of the estimated cost of preparing and mailing a notice of the meeting. All shareholder proposals for inclusion in a Proxy Statement/Prospectus for any subsequent meeting of shareholders of an Alleghany Fund must be received by the relevant fund a reasonable period of time prior to any such meeting.

         SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement and related matters are being submitted for approval by each PIMCO Fund's shareholders at the Meeting pursuant to the provisions of the Trust's Declaration of Trust. With respect to each PIMCO Fund, the affirmative vote of a plurality of the quorum required for the transaction of business is necessary for the approval of the Reorganization Agreement. The Reorganization Agreement provides that, in the event the Reorganization Agreement is approved by the shareholders of only one of the PIMCO Funds, the failure of a PIMCO Fund to consummate the transactions contemplated by the Reorganization Agreement shall not affect the consummation or validity of the other PIMCO Fund's Reorganization. The consummation of the Blairlogie Transaction is, however, subject to several conditions, including the approval thereof by a certain number of Blairlogie clients, including each of the PIMCO Funds.

         Only shareholders of record at the close of business on the Record Date will be entitled to notice of and to vote at the Meeting or any adjournment thereof. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Shareholders of each PIMCO Fund will vote only on the approval or disapproval of that PIMCO Fund's Reorganization Agreement. On the Record Date, the following shares of each PIMCO Fund were outstanding and entitled to be voted:


         NAME OF PIMCO
         FUND AND CLASS                                       SHARES ENTITLED TO VOTE

            PIMCO EMERGING MARKETS FUND
                  Class A Shares                                                   48,944.543
                  Class B Shares                                                   26,883.820
                  Class C Shares                                                   83,997.702
                  Administrative Class Shares                                         240.436
                  Institutional Class Shares                                    1,930,018.054

            PIMCO  INTERNATIONAL DEVELOPED FUND
                  Class A Shares                                                  104,255.975
                  Class B Shares                                                  186,455.043
                  Class C Shares                                                  441,504.399
                  Administrative Class Shares                                       1,879.890
                  Institutional Class Shares                                    8,259,838.981

         If the accompanying proxy is executed and returned in time for the Meeting, the shares represented thereby will be voted as discussed above under "Required Votes; Quorum; Adjournments."

         The approval of the Reorganization Agreement by the Trustees of the Trust is discussed above under "Information Relating to the Proposed Reorganization -- Consideration by the Board of Trustees of the Trust." The Reorganization Agreement was approved by the Trustees of Alleghany at a meeting held on December 17, 1998.

         As of the Record Date, the officers and Trustees of the Trust as a group owned less than 1% of any of the PIMCO Funds. As of December 31, 1998 the officers and Trustees of Alleghany as a group owned less than 1% of any of the Alleghany Funds. The table below entitled "5% Shareholders" shows the name, address and share ownership of each person known to the Trust to have beneficial or record ownership with respect to 5% or more of a class of a PIMCO Fund as of the Record Date. There are no persons known to Alleghany to have beneficial or record ownership with respect to 5% or more of a class of Alleghany Fund as of the Record Date.

                                                          5% SHAREHOLDERS

                                                                        Class; Amount of                                Projected
                                                                         Shares Owned;    Percentage   Percentage     Percentage of
                PIMCO FUND                    NAME AND ADDRESS              Type of        of Class      of Fund           Fund
                                                                           Ownership                                   Post-Closing
      PIMCO Emerging Markets Fund

      Institutional                   Pacific  Mutual  Life  Insurance    810,208.334        41.98%      38.76%*         38.76%*
      -------------
                                      Company
                                      Employee's Retirement Plan Trust
                                      700 Newport Center Drive
                                      Newport Beach, CA  92660

                                      Charles   Schwab  &  Co.,  Inc.-    576,633.793        29.88%      27.59%*         27.59%*
                                      Reinvest**
                                      The Schwab Building
                                      101 Montgomery Street
                                      San Francisco, CA  94104-4122

                                      Donaldson Lufkin & Jenrette**       119,382.310         6.19%       5.71%           5.71%
                                      Pershing Division
                                      P.O. Box 2052
                                      Jersey City, NJ  07303-2052








                                      Pacific Life Foundation             109,182.792         5.66%   5.22%          5.22%
                                      700 Newport Center Drive
                                      Newport Beach, CA  92660

                                      California       Race      Track    117,324.616         6.08%   5.61%          5.61%
                                      Association
                                      P.O. Box 67
                                      Laverne, CA  91750

      Administrative                  FTC & Co.                             228.618          95.08%   0.01%          0.01%
      --------------
                                      ATTN Datalynx #165
                                      P.O. Box 173736
                                      Denver, CO  80217-3736

      Class A                         Paine Webber FBO                     14,459.406        29.54%   0.69%          0.69%
      -------
                                      Donald A. Gill as Trustee for
                                      Joseph A. Gill Irrev. Trust
                                      U/A DTD 11-08-94
                                      9992 Mackey Circle
                                      Overland Park, KS  66212-3458

                                      Paine Webber FBO                     6,444.018         13.17%   0.31%          0.31%
                                      Donald A. Gill as CDN for
                                      Timothy P. Gill UTMA-KS
                                      9992 Mackey Circle
                                      Overland Park, KS  66212-3458

      Class B                         PAF Sales Inc.
                                      Profit Sharing Plan                  2,347.418          8.73%   0.11%          0.11%
                                      P.O. Box 307
                                      Scarborough, NY 10510-0807

                                      PaineWebber FBO                      1,740.644          6.47%   0.08%          0.08%
                                      PaineWebber CDM FBO
                                      Ray G. Gross
                                      P.O. Box 3321
                                      Weehawken, NJ  07087-8154

                                      Merrill Lynch Pierce Fenner          1,592.000          5.92%   0.08%          0.08%
                                        & Smith Inc.**
                                      Attn:  Book Entry Department
                                      4800 Deer Lake Drive E., Fl. 3
                                      Jacksonville, FL  32246-6484

                                      Raymond James                        1,557.632          5.79%   0.07%          0.07%
                                        & Associates, Inc., CSDN
                                      Ralph R. Castaldo IRA
                                      311 Canvasback Road
                                      Middletown, DE  19709-9148

      Class C                         Merrill Lynch Pierce                 5,021.000          5.98%   0.24%          0.24%
      -------
                                        Fenner & Smith Inc.**
                                      Attn:  Book Entry Department
                                      4800 Deer Lake Drive E., Fl. 3
                                      Jacksonville, FL  32246-6484

      PIMCO International
      Developed Fund

      Institutional                   Pacific  Mutual  Life  Insurance   1,959,229.583       23.72%   21.78%         21.78%
      -------------
                                      Company
                                      Employee's Retirement Plan Trust
                                      700 Newport Center Drive
                                      Newport Beach, CA  92660

                                      Charles   Schwab  &  Co.,  Inc.-   1,381,973.944       16.73%   15.37%         15.37%
                                      Reinvest**
                                      Attn:  Mutual Fund Operations
                                      The Schwab Building
                                      101 Montgomery Street
                                      San Francisco, CA  94104-4122

                                      Citibank,  N.A., Trustee for the   1,049,235.535       12.70%   11.67%         11.67%
                                      benefit of
                                      Nissan Motor Mfg. Corp. U.S.A.
                                      983 Nissan Drive
                                      Smyrna, TN  37167-4400






                                      Wachovia  Bank NA as Trustee for   1,045,759.472       12.66%   11.63%         11.63%
                                      the
                                      Atlanta Gas Light Company
                                      Retirement Plan
                                      301 N. Main Street - MC NC 31057
                                      Winston-Salem, NC  27150

                                      Pacific Asset Management LLC        528,681.602         6.40%   5.88%          5.88%
                                      700 Newport Center Drive
                                      Newport Beach, CA  92660-6307

      Administrative                  Northern Trust Company Custodian       961.012         51.12%   0.01%          0.01%
      --------------
                                      For Arthur Henzell TTEE For
                                      Sandra Hogue Trust
                                      P.O. Box 92956
                                      Chicago, IL  60675-2956

                                      National Financial Services Corp.      901.075         47.93%   0.01%          0.01%
                                      For the Exclusive  Benefit of its
                                      Customers
                                      1 World Financial Center
                                      200 Liberty Street
                                      New York, NY  10281-1003

      Class A                         Boston  Safe  Deposit  Trust CUST     9,456.885         9.07%   0.11%          0.11%
      -------
                                      IRA
                                      FBO William J. Murray
                                      Duke University Medical Center
                                      P.O. Box 3094
                                      Durham, NC  27715-3094

                                      National    Financial    Services     6,030.043         5.79%   0.07%          0.07%
                                      Corporation
                                      FEBO #AEX-769231
                                      Marianne H. Tinnin
                                      300 16th Street, S.W.
                                      Albuquerque, NM  87104-1107

                                      Pension Financial Services, Inc.      6,029.722         5.78%   0.07%          0.07%
                                      FBO 140008891
                                      Suite 1400
                                      1700 Pacific Avenue
                                      Dallas, TX  75201-7322

      Class B                         Merrill Lynch Pierce                 17,075.259         9.16%   0.19%          0.19%
      -------
                                        Fenner & Smith Inc.**
                                      Attn:  Book Entry Department
                                      4800 Deer Lake Drive E., Fl. 3
                                      Jacksonville, FL  32246-6484

                                      National    Financial    Services    10,445.340         5.60%   0.12%          0.12%
                                      Corporation**
                                      FEBO #CL5-357065
                                      Michael Schell
                                      50 Park Avenue, #18E
                                      New York, NY  10016

      Class C                         Merrill Lynch Pierce                 24,610.353         5.57%   0.27%          0.27%
      -------
                                        Fenner & Smith Inc.**
                                      Attn:  Book Entry Department
                                      4800 Deer Lake Drive E., Fl. 3
                                      Jacksonville, FL  32246-6484



         * Entity owned 25% or more of the outstanding shares of beneficial interest of the noted Fund, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act.

         **  Shares are believed to be held only as nominee.

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class of shares, or is identified as the holder of record of more than 25% of a class of shares and has voting and/or investment power, such shareholder may be presumed to control such class.

                     ADDITIONAL INFORMATION ABOUT ALLEGHANY

         Alleghany is a no-load, open-end management investment company which currently (prior to the Reorganizations) offers ten series of shares of beneficial interest representing separate portfolios of investments as follows:
Montag & Caldwell Growth Fund, Chicago Trust Growth & Income Fund, Chicago Trust Talon Fund, Chicago Trust Balanced Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund, Chicago Trust Municipal Bond Fund, Chicago Trust Money Market Fund, Alleghany/Chicago Trust SmallCap Value Fund and Alleghany/Veredus Aggressive Growth Fund.

         Additional information about the Alleghany Funds is included in their prospectuses and statements of additional information, as supplemented through the date hereof, copies of which, to the extent not included herewith, may be obtained without charge by writing or calling Alleghany at the address and telephone number set forth on the first page of this Proxy Statement/Prospectus. Alleghany is subject to the informational requirements of the 1934 Act and in accordance therewith it files reports, proxy materials and other information with the SEC. Reports and other information filed by Alleghany can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of Alleghany listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The SEC maintains an Internet World Wide Web site (at www.sec.gov) which contains the statement of additional information, materials that are incorporated by reference into this Proxy Statement/Prospectus and other information about the Alleghany Funds.

                     ADDITIONAL INFORMATION ABOUT THE TRUST

         TRUSTEES AND OFFICERS. The Trustees and Officers of the Trust are listed below. Each trustee who is an
 "interested
person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

Name                                                                Position with the Trust
----                                                                -----------------------
E. Philip Cannon                                                    Trustee
Donald P. Carter                                                    Trustee
Gary A. Childress                                                   Trustee
William D. Cvengros*                                                Trustee, Chairman of the Board
Richard L. Nelson                                                   Trustee
Lyman W. Porter                                                     Trustee
Alan Richards                                                       Trustee
Joel Segall                                                         Trustee
W. Bryant Stooks                                                    Trustee
Gerald M. Thorne                                                    Trustee
Stephen J. Treadway*                                                Trustee, President and Chief Executive Officer
R. Wesley Burns                                                     Executive Vice President
Newton B. Schott, Jr.                                               Vice President and Secretary
Jeffrey M. Sargent                                                  Vice President
Richard M. Weil                                                     Vice President
John P. Hardaway                                                    Treasurer
Joseph D. Hattesohl                                                 Assistant Treasurer
Garlin G. Flynn                                                     Assistant Secretary


         Additional information about the PIMCO Funds is included in their prospectuses and statements of additional information, dated November 1, 1998, as from time to time revised or supplemented, which have been filed with the SEC. Copies of these prospectuses and the related statements of additional information may be obtained without charge by writing or calling the Trust at the address and telephone number set forth on the first page of this Proxy Statement/Prospectus. Reports and other information filed by the Trust can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the offices of the Trust listed above. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The SEC maintains an Internet World Wide Web site (www.sec.gov) which contains the statement of additional information, materials that are incorporated by reference into this Proxy Statement/Prospectus and other information about the PIMCO Funds.

                              FINANCIAL STATEMENTS

         The audited financial statements and condensed financial information for shares of the PIMCO Funds for the annual period ended June 30, 1998 are included or incorporated by reference in their prospectuses or statements of additional information or in the statement of additional information related to this Proxy Statement/Prospectus, or are included herein.

         The financial statements and financial highlights of the Trust as of and for the year ended June 30, 1998, have been incorporated by reference herein and in the Trust Registration Statement. These financial statements have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, as stated in their reports, which have also been incorporated by reference herein, and have been so included upon the report of such firm given upon their authority as experts in accounting and auditing.

         The Alleghany Funds have no operations and will not begin operations until after the Reorganizations. Accordingly, no financial statements for Alleghany Funds have been included herein.

                                 OTHER BUSINESS

         The only business that management intends to present or knows will be presented is Proposal 1, mentioned in the Notice of Special Meeting. However, shareholders are being asked on the enclosed proxy to authorize the persons named therein to vote in accordance with their judgment with respect to any additional matters which properly come before the Meeting, and on all matters incidental to the conduct of the Meeting.

                                                      INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, Missouri 64105 presently serves as independent accountants for the Trust. If requested by any PIMCO Fund shareholder in writing addressed to and received by the Secretary of the Trust at least five days prior to the Meeting, a representative of the Trust's independent accountants will attend the Meeting with the opportunity to make a statement if desired and to respond to appropriate questions.

         SHAREHOLDERS MAY REQUEST, WITHOUT CHARGE, COPIES OF THE ANNUAL REPORTS OF THE TRUST BY WRITING TO THE TRUST AT 840 NEWPORT CENTER DRIVE, SUITE 300, NEWPORT BEACH, CALIFORNIA 92660 OR BY CALLING 1-800-426-0107.

                                                       SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to the Trust in writing at the addresses, or by phone by calling the phone numbers, on the cover page of this Proxy Statement/Prospectus.

                                                               * * *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

11003507\V-13                                           I-18

11003507\V-13
                                   APPENDIX I

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of _______, 1999, by and between Alleghany Funds ("Alleghany"), a Delaware business trust, for itself and on behalf of Alleghany Emerging Markets Fund and Alleghany International Developed Fund (each an "Acquiring Fund," and collectively, the "Acquiring Funds"), and PIMCO Funds: Multi-Manager Series (the "MMS Trust"), a Massachusetts business trust, for itself and on behalf of PIMCO Emerging Markets Fund and PIMCO International Developed Fund (each an "Acquired Fund," and collectively, the "Acquired Funds").

         In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of each Acquired Fund be transferred to each Acquiring Fund corresponding thereto, as set forth in the table attached hereto as Schedule A, in exchange for shares of specified classes of the corresponding Acquiring Fund ("Acquiring Fund Shares") and the assumption by each Acquiring Fund of the Stated Liabilities (as defined in paragraph 1.3) of each corresponding Acquired Fund, and that such Acquiring Fund Shares be distributed immediately after the Closing(s), as defined in this Agreement, by each Acquired Fund to its shareholders in liquidation of each Acquired Fund. It is expected that the reorganization described in this Agreement will be a reorganization for each Acquired Fund within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

         In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:



1.       REORGANIZATION OF ACQUIRED FUNDS

         1.1. Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the "Fund Assets") as of the applicable Valuation Time (as defined below) to its corresponding Acquiring Fund identified in Schedule A, and such corresponding Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), (i) deliver to such Acquired Fund
(a) a number of full and fractional Class N shares of beneficial interest of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A, Class B, Class C and Administrative Class shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A, Class B, Class C shares and Administrative Class of the Acquired Fund assumed by the Acquiring Fund on that date, and (b) a number of full and fractional Class I shares of beneficial interest of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Institutional Class shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Administrative Class shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (ii) assume the Acquired Fund's Stated Liabilities as of the applicable Valuation Time (as defined below). Such transfer, delivery and assumption shall take place at the closing(s) provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing(s)"). Promptly after the Closing(s), each Acquired Fund shall distribute the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transaction(s) are hereinafter sometimes collectively referred to as the "Reorganization(s)."

         1.2. With respect to each Acquired Fund, the Fund Assets shall consist of all property (including, without limitation, the books and records) and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned by each Acquired Fund, and any prepaid expenses shown as an asset on each Acquired Fund's books as of the Applicable Valuation Time on the Closing Date.

         1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Acquiring Fund will assume all liabilities and obligations disclosed on an unaudited statement of assets and liabilities of the corresponding Acquired Fund prepared by or on behalf of the MMS Trust as of the Applicable Valuation Time (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period ("Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities of its corresponding Acquired Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued.

         1.4. Promptly after the Closing with respect to each Acquired Fund, the Acquired Fund will distribute (i) the Class N shares received by the Acquired Fund pursuant to paragraph 1.1 PRO RATA (in accordance with the relation that the number of Class A, Class B, Class C and Administrative Class shares held by each shareholder bears to the total number of Class A, Class B, Class C and Administrative Class shares then outstanding) to holders of Class A, Class B, Class C and Administrative Class shares and (ii) the Class I shares PRO RATA (in accordance with the relation that the number of Institutional Class shares held by each shareholder bears to the total number of Institutional Class shares then outstanding) to the holders of Institutional Class shares, the holders entitled to such distributions being the shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. Such distribution will be accomplished by an instruction, signed by an appropriate officer of the MMS Trust, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective PRO RATA number of shares of the Acquiring Fund due such Acquired Fund Investor. In exchange for Acquiring Fund Shares distributed, all issued and outstanding shares of beneficial interest of the Acquired Fund will be redeemed and canceled simultaneously therewith on the Acquired Fund's books; any outstanding share certificates representing interests in the Acquired Fund thereafter will represent the right to receive such number of Acquiring Fund Shares after the Closing(s) as determined in accordance with Section 1.1.

         1.5. If a request shall be made for a change of the registration of shares of each Acquiring Fund to another person from the account of the shareholder in which name the shares are registered in the records of the Acquired Fund it shall be a condition of such registration of shares that there be furnished the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and, if any of such shares are outstanding in certificate form, the certificates representing such shares, and that the person requesting such registration shall pay to such Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

         1.6. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund, the assumption of the Acquired Fund's Stated Liabilities by the Acquiring Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, the MMS Trust, to the extent required by law, shall terminate the qualification, classification and registration of such Acquired Fund at all appropriate federal and state agencies. All reporting and other obligations of the MMS Trust with respect to the Acquired Funds shall remain the exclusive responsibility of the MMS Trust up to and including the date on which the particular Acquired Fund is terminated and/or deregistered (as necessary), subject to any reporting or other obligations described in paragraph 4.10.

         1.7. The failure of one Acquired Fund to consummate the transactions contemplated hereby shall not affect the consummation or validity of a Reorganization with respect to the other Acquired Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Acquired Fund" as meaning only that series of Alleghany and the MMS Trust, respectively, which are involved in a Reorganization as of a Closing Date.


2.       VALUATION

         2.1. With respect to each Acquired Fund, the value of the Fund Assets shall be the value of such assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in each Acquired Fund's then current prospectus and statement of additional information on the Closing Date (such time and date being herein called the "Applicable Valuation Time").

         2.2. The net asset value of a class of shares of an Acquiring Fund shall be the net asset value per share of such class computed on the Applicable Valuation Time, using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information.


3.       CLOSING(S) AND CLOSING DATE

         3.1. The Closing(s) for the Reorganization(s) shall occur on , 1999, and/or on such other date(s) as may be mutually agreed upon in writing by the officers of the parties hereto (each a "Closing Date"). The Closing(s) shall be
held                            at                            __________________
__________________________________________________________   or  at  such  other
location as is mutually agreeable to the parties. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of _____ _____.m. __________ time on the Closing Date unless otherwise provided.

         3.2. Each Acquiring Fund's custodian shall deliver at the Closing(s) a certificate of an authorized officer stating that: (a) each Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by such Acquired Fund in conjunction with the delivery of portfolio securities. Proper delivery of cash shall be by wire to ___________________________, pursuant to instruction to be delivered prior to the Closing(s).

         3.3. Notwithstanding anything herein to the contrary, in the event that at the Applicable Valuation Time (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of both Alleghany and the MMS Trust, accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund is impracticable, the Applicable Valuation Time and Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

         3.4. With respect to each Acquired Fund, the MMS Trust shall provide Alleghany and its transfer agents with immediate access from and after the Closing Date to (a) the computer, electronic or such other forms of records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund investors ("Acquired Fund Investor") and the number and percentage ownership of outstanding Acquired Fund shares owned by such Acquired Fund Investor, all as of the Applicable Valuation Time, and (b) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Investors' taxpayer identification numbers and their liability for or exemption from back-up withholding. Each corresponding Acquiring Fund shall issue and deliver to the Secretary or Assistant Secretary of the MMS Trust, acting on behalf of the Acquired Fund, a confirmation evidencing the Acquiring Fund Shares credited on the Closing Date or shall provide evidence satisfactory to each Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund's account on the books of each Acquiring Fund. At the Closing(s), each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents of transfer, assignment or conveyance as such other party or its counsel may reasonably request.

         3.5. Within thirty (30) days after the Closing Date, each Acquired Fund shall deliver, in accordance with Article 1 hereof, to the corresponding Acquiring Fund a statement of the Fund Assets and Stated Liabilities, together with a list of such Acquired Fund's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by an appropriate officer of the MMS Trust.

         3.6 Each Acquiring Fund will cause a confirmation statement to be mailed or delivered to each corresponding Acquired Fund Investor setting forth the number of Acquiring Fund Shares registered in such Acquired Fund Investor's name.


4.       COVENANTS WITH RESPECT TO THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

         4.1. The MMS Trust, with respect to each class of shares of each of the Acquired Funds, has called or will call a meeting of Acquired Funds shareholders to consider and act upon this Agreement, and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each Acquired Fund's liquidating distribution of the Acquiring Fund Shares contemplated hereby, and for the MMS Trust, to the extent required by law, to terminate each Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to each Acquired Fund. Alleghany and the MMS Trust will jointly prepare the notice of meeting, form of proxy and Proxy Statement/Prospectus (collectively, "Proxy Materials") to be used in connection with such meeting; provided that Alleghany has furnished or will furnish the MMS Trust with a current, effective prospectus, including any supplements, relating to the class of shares of each Acquiring Fund to be issued to the shareholders of each Acquired Fund then outstanding for incorporation within and/or distribution with the Proxy Materials, and with such other information relating to the Acquiring Funds as is reasonably necessary for the preparation of the Proxy Materials.

         4.2. Alleghany, on behalf of each Acquiring Fund, will use its best efforts to meet the requirements for the statutory "safe harbor" exemption provided by Section 15(f) of the Investment Company Act of 1940 (the "1940 Act").

         4.3. The MMS Trust, on behalf of each Acquired Fund, covenants that the corresponding Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         4.4. The MMS Trust, on behalf of each Acquired Fund, will provide the Acquiring Fund with all such information as the Acquiring Fund reasonably requests concerning the record and beneficial ownership of shares of each class of each Acquired Fund.

         4.5. Subject to the provisions hereof, Alleghany, on its own behalf and on behalf of each Acquiring Fund; and the MMS Trust, on its own behalf and on behalf of each Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

         4.6. The MMS Trust, on behalf of each Acquired Fund, shall furnish to its corresponding Acquiring Fund on the Closing Date, a final statement of the total amount of each Acquired Fund's assets and liabilities as of the Applicable Valuation Time on the Closing Date, which statement shall be certified by an appropriate officer of the MMS Trust as being determined in accordance with generally accepted accounting principles consistently applied and as being valued in accordance with paragraph 2.1 hereof. As promptly as practicable, but in any case within sixty (60) days after the relevant Closing Date, the MMS Trust, on behalf of each Acquired Fund, shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to Alleghany, on behalf of each Acquiring Fund, a statement certified by an officer of the MMS Trust of such Acquired Fund's federal income tax attributes that will be carried over to the corresponding Acquiring Fund in the Reorganization pursuant to
Section 381 of the Code.

         4.7. Alleghany, on behalf of each Acquiring Fund, has prepared and filed, or will prepare and file with the SEC a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act"), relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of the PIMCO Funds and the prospectuses of the Acquiring Funds of Alleghany relating to the transactions contemplated by this Agreement (the "Registration Statement"). PIMCO Funds, on behalf of each Acquired Fund, has provided or will provide each corresponding Acquiring Fund with the materials and information necessary to prepare the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to each Acquired Fund as are requested by the corresponding Acquiring Fund and as are reasonably necessary for the preparation of the Registration Statement.

         4.8. After the Closing Date within the time period required by law, the MMS Trust, on behalf of each Acquired Fund: (a) shall prepare and file all federal and other tax returns and reports of each Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

         4.9. With respect to each Acquiring Fund, Alleghany agrees to operate in accordance with its then current prospectus and statement of additional information prepared in accordance with Form N-1A, including qualifying as a regulated investment company under Subchapter M of the Code.

         4.10. Following the transfer of assets by each Acquired Fund to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Stated Liabilities of the Acquired Fund as contemplated herein, the MMS Trust will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to such Acquired Fund(s), after the Closing Date within the time period required by law and also will take, to the extent required by law, all other steps as are necessary and proper to effect the termination or declassification of such Acquired Funds of the MMS Trust in accordance with the laws of the Commonwealth of Massachusetts and other applicable requirements.

         4.11. Each Acquired Fund will pay or cause to be paid to the corresponding Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Closing Date with respect to the investments and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Closing Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Applicable Valuation Time, in which case any such distribution which remains unpaid at the Closing Date shall be included in the determination of the value of the assets of the relevant Acquired Fund acquired by the corresponding Acquiring Fund.


5.       REPRESENTATIONS AND WARRANTIES

5.1 Alleghany, on behalf of itself and each Acquiring Fund, represents and warrants to the MMS Trust as follows:

         5.1.a. Alleghany was duly created pursuant to its Trust Instrument by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Delaware, and the Trust
                  Instrument directs the Trustees to manage the affairs of Alleghany and grants them all powers necessary or desirable to carry out such responsibility, including administering Alleghany business as conducted by Alleghany and as described in the Proxy Materials and current prospectuses of Alleghany; Alleghany is registered as an investment company classified as an open-end management company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

         5.1.b The Registration Statement, including the current prospectuses and statement of additional information of each Acquiring Fund, conform or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

         5.1.c. Each Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by Alleghany for itself and on behalf of each Acquiring Fund will not (i) violate Alleghany's Trust Instrument or By-laws or (ii) result in a breach or violation of, or constitute a default under any material agreement or material instrument, to which Alleghany is a party or by which its properties or assets are bound;

5.1.d. Except as previously disclosed in writing to the MMS Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Alleghany's knowledge, threatened against Alleghany or its business, the Acquiring Funds or any of their properties or assets, which, if adversely determined, would materially and adversely affect Alleghany or an Acquiring Fund's financial condition or the conduct of their business, and Alleghany knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

         5.1.e. All shares to be issued in connection with the Reorganization of the classes of each Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable by Alleghany and neither Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

         5.1.f. The execution, delivery and performance of this Agreement on behalf of each Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of Alleghany and the Alleghany Board of Trustees, and this Agreement constitutes a valid and binding obligation of Alleghany and each Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

         5.1.g. The Acquiring Fund Shares to be issued and delivered to the corresponding Acquired Fund for the account of the Acquired Fund Investors, pursuant to the terms hereof, will have been duly authorized as of the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable;

         5.1.h. On the effective date of the Registration Statement, at the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by Alleghany with respect to an Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

5.1.i. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Delaware law for the execution of this Agreement by Alleghany, for itself and on behalf of each Acquiring Fund, or the performance of the Agreement by Alleghany, for itself and on behalf of each Acquiring Fund, except for the effectiveness of the Registration Statement, any necessary exemptive relief or no-action assurances requested from the SEC or its Staff with respect to Sections 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

         5.1.j. All federal and other tax returns and reports of Alleghany and each Acquiring Fund required by law to be filed on or before the Closing Date have been or will be filed, and all federal and other taxes owed by Alleghany on behalf of the Acquiring Funds have been or will be paid so far as due, and to the best of Alleghany's knowledge, after due inquiry, no such return is currently under audit and no assessment has been asserted with respect to any such return;

         5.1.k. At the Closing Date, the Acquiring Funds will have good and marketable title to their assets and full right, power and authority to assign, deliver and otherwise transfer such assets; and

         5.1.l. The Acquiring Funds were established by the Board of Trustees of Alleghany in order to effect the transactions described in this Agreement. The Acquiring Funds have not yet filed their first federal income tax returns and, thus, have not yet elected to be treated as "regulated investment companies" for federal income tax purposes. However, upon filing their first income tax return at the completion of their first taxable year, the Acquiring Funds will elect to be "regulated investment companies" and until such time will take all steps necessary to ensure that they qualify for taxation as "regulated investment companies" under Sections 851 and 852 of the Code.

         5.2. The MMS Trust, on behalf of itself and each Acquired Fund, represents and warrants to Alleghany as follows:

5.2.a. The MMS Trust was duly created pursuant to its Agreement and Declaration of Trust by the MMS Trust Board of Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of the MMS Trust and grants them all powers necessary or desirable to carry out such responsibility, including administering MMS Trust business as currently conducted by the MMS Trust and as described in the current prospectuses of the MMS Trust; the MMS Trust is registered as an investment company, classified as an open-end management company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

         5.2.b. All of the issued and outstanding shares representing units of beneficial interest of each Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws;

         5.2.c. The Acquired Funds are not in violation of, and the execution and the performance of the Agreement by the MMS Trust for itself and on behalf of each Acquired Fund does not and will not (i) violate the MMS Trust's Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any term of any material agreement or material instrument to which the MMS Trust is a party or by which its properties or assets are bound, except as otherwise disclosed in writing to the Acquiring Funds;

5.2.d. No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the MMS Trust's knowledge, threatened against any Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect such Acquired Fund's financial condition or the conduct of its business, and the MMS Trust knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

         5.2.e. The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of each Acquired Fund as of and for the year ended June 30, 1998, audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the Acquiring Funds) fairly present, in all material respects, the financial condition of each Acquired Fund as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of either Acquired Fund (contingent or otherwise) known to the MMS Trust that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

         5.2.f. Since June 30, 1998, there has not been any material adverse change in any Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the corresponding Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in an Acquired Fund's net asset value per share nor a decrease in an Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

         5.2.g. All federal and other tax returns and reports of the MMS Trust and each Acquired Fund required by law have been or will be filed, and all federal and other taxes owed by the MMS Trust and each Acquired Fund shall, with respect to all periods ending on or before the Closing Date, have been or will be paid so far as due, and to the best of the MMS Trust's knowledge, after due inquiry, no such return is currently under audit and no assessment has been asserted with respect to any such return;

         5.2.h. For the full and partial taxable year from its inception through the Closing Date, each Acquired Fund has qualified, or will qualify, as a separate regulated investment company under Subchapter M of the Code and will take all necessary and required actions to maintain such status;

         5.2.i. All issued and outstanding shares of each Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable by the MMS Trust or any Acquired Fund, and all such shares will, at the time of the Closing(s), be held by the persons and in the amounts set forth in the list of Acquired Fund Investors provided to each corresponding Acquiring Fund pursuant to paragraph 3.4, and no Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

         5.2.j At the Closing Date, each Acquired Fund will have good and marketable title to its Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

         5.2.k. The execution, delivery and performance of this Agreement on behalf of the Acquired Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of the MMS Trust and the Board of Trustees thereof, and this Agreement constitutes a valid and binding obligation of the MMS Trust and each Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

5.2.l. From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund Investors and on the Closing Date, the Registration Statement and the Proxy Materials insofar as they relate to materials provided by the MMS Trust or the Acquired Funds, used in connection with the Registration Statement: (i) will comply in all material respects with the applicable provisions of the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by the MMS Trust, on behalf of the Acquired Funds, for use in the Proxy Materials or in any other manner that may be necessary in connection with the transactions contemplated hereby will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

         5.2.m. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the MMS Trust, for itself and on behalf of each Acquired Fund, or the performance of the Agreement by the MMS Trust for itself and on behalf of each Acquired Fund, except for any necessary exemptive relief or no-action assurances requested from the
                  SEC or its Staff with respect to Section 17(a) and 17(d) of the 1940 Act and Rule 17d-1 thereunder, and except for such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and

         5.2.n. There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Proxy Materials or the registration statement of the MMS Trust.


6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS

         The obligations of the MMS Trust to consummate the Reorganization with respect to each Acquired Fund shall be subject to the performance by Alleghany, for itself and on behalf of each Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to each corresponding Acquiring
Fund:

         6.1. All representations and warranties of Alleghany with respect to each Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         6.2. Alleghany, on behalf of each Acquiring Fund, shall have delivered to the MMS Trust at the Closing(s) a certificate executed on behalf of each corresponding Acquiring Fund by Alleghany's President, Secretary, Assistant Secretary, or other authorized officer, in a form reasonably satisfactory to the MMS Trust and dated as of the Closing Date, to the effect that the representations and warranties of Alleghany with respect to each Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as such Acquired Fund shall reasonably request.

         6.3. Each Acquired Fund shall have received at the Closing(s) a favorable opinion of Sonnenschein Nath & Rosenthal, counsel to Alleghany (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to each Acquired Fund and its counsel, substantially to the effect that:

         6.3.a. Alleghany is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

         6.3.b. each Acquiring Fund is a portfolio of Alleghany, which is a business trust duly created pursuant to its Trust Instrument, is validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and to carry on its business as presently conducted and as it intends to be conducted, and the Trust Instrument directs the Board of Trustees thereof to manage the affairs of Alleghany and grants them all powers necessary or desirable to carry out such responsibility, including administering Alleghany's business as described in the current prospectuses of Alleghany;

         6.3.c. this Agreement has been duly authorized, executed and delivered on behalf of Alleghany and each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Funds, is a valid and binding obligation of Alleghany enforceable against Alleghany in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

         6.3.d. the Acquiring Fund Shares to be issued to the Acquired Funds Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

         6.3.e. the Registration Statement has become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

         6.3.f. no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation by Alleghany of the Reorganization with respect to each Acquiring Fund;

         6.3.g. the execution and delivery of the Agreement and the performance of its terms by Alleghany, and each Acquiring Fund, do not violate or result in a violation of the Alleghany Trust Instrument or By-laws or any judgment, order or decree known to such counsel, of any court or arbiter, to which Alleghany is a party, and will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which Alleghany is now bound or to which it is now a party;

         6.3.h. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the Proxy Materials, involving Alleghany or the Acquiring Funds, are required to be described in the Proxy Materials which are not described as required and (b) there are no contracts or documents relating to Alleghany or the Acquiring Funds, known to such counsel, of a character required to be described in the Proxy Materials that are not described as required or to be filed as exhibits to the Registration Statement that are not filed as required;

         6.3.i. to such counsel's knowledge, except as otherwise disclosed in the Registration Statement no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Alleghany or an Acquiring Fund or any of their properties or assets and neither Alleghany nor any Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business; and

6.3.j. in addition, such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Funds at which the contents of the Proxy Materials and related matters were discussed, and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Materials, on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of officers and other representatives of the Acquiring Funds), no facts have come to their attention that lead them to believe that the Proxy Materials as of its date, as of the date of the Acquired Fund shareholders' meeting, or as of the Closing Date, contained an untrue statement of a material fact regarding the Acquiring Funds or omitted to state a material fact required to be stated therein or necessary to make the statements therein regarding the Acquiring Funds, in light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Acquired Funds, contained in the Proxy Materials, and that such opinion is solely for the benefit of the Acquired Fund, its Board of Trustees and its officers.

         6.4. As of the Closing Date with respect to the Reorganization of each Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Funds, fee waiver or expense reimbursement undertakings, of the Acquiring Funds from those fee amounts, undertakings described in the prospectus of each Acquiring Fund delivered to the corresponding Acquired Fund pursuant to paragraph 4.1 and in the Proxy Materials.

         6.5. With respect to each Acquiring Fund, the Board of Trustees of Alleghany, including a majority of the "non-interested" (as defined in the 1940
Act) Trustees, has determined that the Reorganization is in the best interests of each Acquiring Fund and that the interests of the existing shareholders of each Acquiring Fund would not be diluted as a result of the Reorganization.


7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUNDS

         The obligations of Alleghany to consummate the Reorganization with respect to each Acquiring Fund shall be subject to the performance by the MMS Trust of all the obligations to be performed by it hereunder, with respect to each corresponding Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of the MMS Trust with respect to the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

         7.2. The MMS Trust, on behalf of each Acquired Fund, shall have delivered to each corresponding Acquiring Fund at the Closing(s) a certificate executed on behalf of each Acquired Fund, by the MMS Trust's President, Secretary or Assistant Secretary, or other authorized officer, in form and substance satisfactory to the Acquiring Funds and dated as of the relevant Closing Date, to the effect that the representations and warranties of the MMS Trust with respect to each Acquired Fund made herein are true and correct at and as of such Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as each Acquiring Fund shall reasonably request.

         7.3. Each Acquiring Fund shall have received at the Closing(s) a favorable opinion from Ropes & Gray, counsel to the MMS Trust (based upon or subject to such representations, assumptions, limitations or opinions of local counsel as such counsel may deem appropriate or necessary), dated as of the relevant Closing Date, in a form (including the representations, assumptions, limitations or opinions of local counsel upon which it is based or to which it is subject) reasonably satisfactory to such Acquiring Fund, substantially to the effect that:

         7.3.a. The MMS Trust is a duly registered, open-end investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

         7.3.b. each Acquired Fund is a portfolio of the MMS Trust, the MMS Trust is a business trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of the MMS Trust and grants them all powers necessary or desirable to carry out such responsibility, including administering the MMS Trust's business as described in the current prospectuses of the MMS Trust;

         7.3.c. this Agreement has been duly authorized, executed and delivered by the MMS Trust on behalf of the MMS Trust and each Acquired Fund and, assuming that the Alleghany prospectus and the Proxy Materials comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement on behalf of each Acquiring Fund, is a valid and binding obligation of the MMS Trust, enforceable against the MMS Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

         7.3.d. no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to each Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required under state securities or blue sky laws or required subsequent to the Closing Date;

7.3.e. to such counsel's knowledge, the execution and delivery of the Agreement and the performance of its terms by the MMS Trust, and each Acquired Fund, do not violate or result in a violation of the MMS Trust's Agreement and Declaration of Trust or By-Laws, or any judgment, order or decree known to such counsel, of any court or arbiter, to which the MMS Trust is a party, and, to such counsel's knowledge, will not constitute a material breach of the terms, conditions or provisions of, or constitute a default under, any contract, undertaking, indenture or other agreement by which the MMS Trust is now bound or to which it is now a party, it being understood that with respect to investment restrictions contained in the MMS Trust Instrument and Declaration of Trust, By-laws or then current prospectus or statements of additional information, such counsel may rely on a certificate of an officer of the MMS Trust whose responsibility it is to advise the MMS Trust and the Acquired Funds;

         7.3.f. to such counsel's knowledge, (a) no legal or governmental proceedings existing on or before the date of mailing the Proxy Materials involving the MMS Trust or the Acquired Funds, are required to be described in the Proxy Materials which are not described as required and (b) there are no contracts or documents relating to the MMS Trust or the Acquired Funds, known to such counsel, of a character required to be described in the Proxy Materials that are not described as required;

         7.3.g. to such counsel's knowledge, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the MMS Trust or an Acquired Fund or any of their properties or assets and neither the MMS Trust nor an Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or would materially and adversely affect, its business; and

7.3.h. in addition, such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquired Funds at which the contents of the Proxy Materials and related matters were discussed, and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Materials, on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of officers and other representatives of the Acquired
Fund), no facts have come to their attention that lead them to believe that the Proxy Materials as of its date, as of the date of the Acquired Fund shareholders' meeting, or as of the Closing Date, contained an untrue statement of a material fact regarding the Acquired Funds or omitted to state a material fact required to be stated therein or necessary to make the statements therein regarding the Acquired Funds, in light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Acquiring Fund, contained in the Proxy Materials, and that such opinion is solely for the benefit of the Acquiring Funds, and the Board of Trustees and officers of the Acquiring Fund.

         7.4 Alleghany, on behalf of each Acquiring Fund, shall have received from PricewaterhouseCoopers LLP, a letter addressed to Alleghany, on behalf of each Acquiring Fund, and dated as of the Closing Date with respect to the Acquired Funds, in form and substance satisfactory to Alleghany, to the effect that:

         7.4.a. they are independent accountants with respect to the MMS Trust and each Acquired Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

         7.4.b. in their opinion, the audited financial statements and the Per Share Data provided in accordance with Items 9 and 22 in Form N-1A (the "Per Share Data") of the Acquired Fund included or incorporated by reference in the Registration Statement previously reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

         7.4.c. on the basis of limited procedures agreed upon by Alleghany, on behalf of the Acquiring Funds, and the MMS Trust, on behalf of the Acquired Funds, and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the Acquired Funds appearing in the Registration Statement or incorporated therein that is expressed in dollars or percentages of dollars (with the exception of performance comparisons) has been obtained from the accounting records of the Acquired Funds or from schedules prepared by officers of the MMS Trust having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

         7.5. The MMS Trust shall have delivered to the Acquiring Funds, pursuant to paragraph 5.2(e), copies of financial statements of each Acquired Fund as of and for the period ended June 30, 1998, audited by PricewaterhouseCoopers LLP.

         7.6. With respect to each Acquired Fund, the Board of Trustees of the MMS Trust, including a majority of "non-interested" Trustees, has determined that the Reorganization is in the best interests of each Acquired Fund and that the interests of the existing investors in each Acquired Fund would not be diluted as a result of the Reorganization.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

         The obligations of each Acquiring Fund and of each corresponding Acquired Fund herein are subject to the satisfaction of the following further conditions on or before the Closing Date with respect to each Acquiring Fund and each corresponding Acquired Fund:

         8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest in each Acquired Fund in accordance with the provisions of the MMS Trust's Agreement and Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to each corresponding Acquiring Fund.

         8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

         8.3. All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by Alleghany, on behalf of the Acquiring Funds or by the MMS Trust, on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of any Acquiring Fund or its corresponding Acquired Fund.

         8.4. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5. Except to the extent prohibited by Rule 19b-1 promulgated under the 1940 Act, each Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to each Acquired Fund's shareholders all of its investment company taxable income for all taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain realized in each taxable year ending on or prior to the Closing Date (after reduction for any capital loss carry forward.)

         8.6. The Acquiring Funds and the Acquired Funds shall have received from KPMG Peat Marwick LLP a letter dated as of the Closing Date, in form and substance satisfactory to Alleghany and to the MMS Trust, to the effect that on the basis of limited procedures agreed upon by Alleghany, on behalf of the Acquiring Funds and the MMS Trust, on behalf of the Acquired Funds (but not an examination in accordance with generally accepted auditing standards): (i) the data utilized in the calculations of the projected expense ratio appearing in the Proxy Materials agree with underlying accounting records of the Acquiring Funds and the Acquired Funds and (ii) certain other procedures as considered necessary by Alleghany.

8.7. Alleghany and the MMS Trust shall have received an opinion of Sonnenschein Nath & Rosenthal addressed to both Alleghany and the MMS Trust which will be based upon the representations and assumptions provided by Alleghany, the MMS Trust and Blairlogie Capital Management substantially to the effect that, for federal income tax purposes:

         8.7.a. Each of the Acquiring Funds and each of the Acquired Funds will be treated as corporations separate from the other series of the Alleghany and the MMS Trust, respectively;

         8.7.b Although there is no controlling authority on point, the transfer by each of the Acquired Funds of all or substantially all of their assets in exchange for the corresponding Acquiring Funds shares and the assumption by each Acquiring Fund of certain of corresponding Acquired Fund's liabilities and the subsequent liquidation of each Acquired Fund pursuant to the Reorganizations should constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code (the "Code"), and each Acquiring Fund and Acquired Fund should be "a party to a reorganization" within the meaning of
                  Section 368(b) of the Code. The conclusions set forth below assume that the conclusion set forth in this Section 8.7.b. is correct;

         8.7.c Neither of the Acquired Funds will recognize any gain or loss as a result of the Reorganizations;

         8.7.d. Neither of the Acquiring Funds will recognize any gain or loss on the receipt of the assets of the corresponding Acquiring
                  Fund in exchange for shares of the corresponding Acquiring Fund in the Reorganizations;

         8.7.e. The adjusted tax basis and holding period in the assets of each of the Acquiring Funds received from the corresponding Acquired Funds in the Reorganizations will be the same as the adjusted tax basis and will include the holding period, respectively, of such assets in the hands of the corresponding Acquiring Fund immediately prior to the Reorganizations;

         8.7.f. The shareholders of each of the Acquired Funds who exchange shares of each of the Acquired Funds solely for shares of the corresponding Acquiring Funds in the Reorganizations will not recognize any gain or loss;

         8.7.g. The aggregate tax basis of Acquiring Fund shares received by each shareholder of the Acquired Funds in the Reorganizations will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

         8.7.h. Each former Acquired Fund shareholder's holding period of Acquiring Funds shares received in the Reorganizations will be determined by including the period for which Acquired Fund shares were held by such shareholder at the time of the Reorganizations provided that such shareholder held the Acquired Fund shares as a capital asset; and

         8.7.i. Each of the Acquiring Funds will succeed to and take into account the tax attributes of the corresponding Acquired Funds described in Section 381(c) of the Code, subject to the conditions and limitations contained in Section 381(c) of the Code.

         Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor its corresponding Acquired Fund may waive the conditions set forth in this paragraph 8.7.


9.       BROKERAGE FEES AND EXPENSES

         9.1. Alleghany, for itself and on behalf of the Acquiring Funds, and the MMS Trust, on behalf of itself and on behalf of the Acquired Funds, represent and warrant that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2. Except as otherwise provided herein, Alleghany will bear the expenses incurred in connection with entering into and carrying out the provisions of this Agreement, provided that the MMS Trust shall be responsible for all accounting fees incurred by it or its affiliates in connection with entering into and carrying out this Agreement.


10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.


11.      TERMINATION

         11.1.   This   Agreement  may  be  terminated   and  the   transactions
contemplated hereby may be abandoned at any time prior to the Closing:

         11.1.a.  by the mutual written consent of Alleghany and the MMS Trust;

         11.1.b. by either Alleghany or the MMS Trust by notice to the other, without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a default or breach of this Agreement by such terminating party), if such Closing(s) shall not have occurred on or before [March 31], 1999; or

         11.1.c by either of Alleghany or the MMS Trust, in writing without liability to the terminating party on account of such termination (provided any such termination shall not excuse the terminating party from any liability arising out of a material default or breach of this Agreement by such terminating party), if (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed prior to the Closing Date,
                  (ii) the other party materially breaches or shall have breached any of its representations, warranties or covenants contained herein, or (iii) any other express condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2.  Termination of this Agreement  pursuant to paragraphs 11.1(a) or
(b) shall terminate all obligations of the parties hereunder with respect to the Acquired Fund and Acquiring Fund affected by such termination, or with respect to Alleghany and the MMS Trust, as the case may be, and there shall be no liability for damages on the part of Alleghany or the MMS Trust or the Trustees or officers of Alleghany or the MMS Trust, to any other party or its Trustees or officers on account of termination pursuant to paragraphs 11.1(a) or (b); provided, however, that notwithstanding any termination of this Agreement pursuant to paragraph 11.1, such termination shall not relieve either party of its respective obligations pursuant to Section 9.2 hereof.


12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Alleghany, acting on behalf of each Acquiring Fund and the authorized officers of the MMS Trust, acting on behalf of the shareholders of each Acquired Fund; provided, however, that following the meeting of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the corresponding Acquiring Funds to be issued to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting such Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Investors' further approval except that nothing in this paragraph 12 shall be construed to prohibit any Acquiring Fund and the corresponding Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Time by mutual agreement.


13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

         For Alleghany, on behalf of itself and each Acquiring Fund:

                  Alleghany Funds
                  171 North Clark Street
                  Chicago, Illinois  60601
                  Attention:  President

         with copies (which shall not constitute notice) to:

                  Sonnenschein Nath & Rosenthal
                  8000 Sears Tower
                  Chicago, Illinois  60606
                  Attention:  Arthur J. Simon

         For the MMS Trust, on behalf of itself and each Acquired Fund:

                  PIMCO Funds:  Multi-Manager Series
                  840 Newport Center Drive
                  Suite 360
                  Newport Beach, California  92660
                  Attention:  R. Wesley Burns

         with copies (which shall not constitute notice) to:

                  Ropes & Gray
                  One International Place
                  Boston, Massachusetts  02110-2624
                  Attention:  J.B. Kittredge

14.      INDEMNIFICATION

         14.1. The MMS Trust will indemnify and hold harmless, out of its assets but no other assets, the Acquiring Funds and such Funds' Trustees, officers or other agents (for purposes of this paragraph 14, the "Alleghany Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Alleghany Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Alleghany Indemnified Parties may be involved or with which any one or more of the Alleghany Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact, provided or made by the MMS Trust or the Acquired Funds, and relating to the MMS Trust or the Acquired Fund, contained in the Proxy Materials or Registration Statement, or any amendment or supplement thereto, or arising out of or based upon the omission or alleged omission to state in the Registration Statement a material fact relating to the MMS Trust or the Acquired Funds, required to be stated therein or necessary to make the statements therein not misleading, including, without limitation, any amounts paid by any one or more of the Alleghany Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Acquired Funds. Each Acquired Fund, however, will not indemnify or hold harmless the Alleghany Indemnified Parties, identified in this paragraph 14, for any expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Alleghany Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Alleghany Indemnified Parties may be involved or with which any one or more of the Alleghany Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Alleghany or the Acquiring Funds contained in the representations, warranties and covenants of this Agreement or arising out of or based upon the omission or alleged omission to state in the foregoing representations, warranties and covenants, a material fact relating to Alleghany or the Acquiring Funds required to be stated therein or necessary to make the statements relating to the
Alleghany or the Acquiring Funds therein not misleading. The Alleghany Indemnified Parties will notify the Acquired Funds in writing within ten days after the receipt by any one or more of the Alleghany Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Alleghany Indemnified Parties as to any matters covered by this paragraph 14. The Acquired Funds shall be entitled to participate at their own expense in the defense of any claim, action, suit or proceeding covered by this paragraph 14, or, if they so elect, to assume at their expense by counsel satisfactory to the Alleghany Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Funds elect to assume such defense, the Alleghany Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquired Funds' obligation under this paragraph 14 to indemnify and hold harmless the Alleghany Indemnified Parties shall constitute a guarantee of payment so that the MMS Trust or the Acquired Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this paragraph 14 without the necessity of the Alleghany Indemnified Parties first paying the same.

         14.2 Alleghany will indemnify and hold harmless, out of its assets but no other assets, the Acquired Funds and such Funds' Trustees, officers or other agents (for purposes of this paragraph 14, the "PIMCO Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the PIMCO Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the PIMCO Indemnified Parties may be involved or with which any one or more of the PIMCO
Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact, provided or made by the Alleghany or the Acquiring Funds, and relating to Alleghany or the Acquired Funds, contained in the Proxy Materials or Registration Statement, or any amendment or supplement thereto, or arising out of or based upon the omission or alleged omission to state in the foregoing Registration Statement a material fact relating to Alleghany or the Acquiring Funds, required to be stated therein or necessary to make the statements therein not misleading, including, without limitation, any amounts paid by any one or more of the PIMCO Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Acquiring Funds. Each Acquired Fund, however, will not indemnify or hold harmless the PIMCO Indemnified Parties, identified in this paragraph 14, for any expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the PIMCO Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the PIMCO Indemnified Parties may be involved or with which any one or more of the PIMCO Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the MMS Trust or the Acquired Funds contained in the representations, warranties and covenants of this Agreement or arising out of or based upon the omission or alleged omission to state in the foregoing representations, warranties and covenants, a material fact relating to the MMS Trust or the Acquired Funds required to be stated therein or necessary to make the statements relating to the MMS Trust or the Acquired Funds therein not misleading. The PIMCO Indemnified Parties will notify the Acquiring Funds in writing within ten days after the receipt by any one or more of the PIMCO Indemnified Parties of any notice of legal process or any suit brought against or claim made against such PIMCO Indemnified Parties as to any matters covered by this paragraph 14. The Acquiring Funds shall be entitled to participate at their own expense in the defense of any claim, action, suit or proceeding covered by this paragraph 14, or, if they so elect, to assume at its expense by counsel satisfactory to the PIMCO Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquiring Funds elect to assume such defense, the PIMCO Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Funds' obligation under this paragraph 14 to indemnify and hold harmless the PIMCO Indemnified Parties shall constitute a guarantee of payment so that Alleghany or the Acquiring Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this paragraph 14 without the necessity of the PIMCO Indemnified Parties first paying the same.


15.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

         15.1. The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms hereto, hereunder, herein or hereof are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

         15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         15.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

         15.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         15.5. It is expressly agreed that the obligations of Alleghany hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Alleghany personally, but shall bind only the assets and the property of the respective Acquiring Fund of Alleghany, as provided in its Trust Instrument. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the respective Acquiring Fund of Alleghany as provided in its Trust Instrument.

         15.6. No Acquired Fund shall have any liability for the obligations of any other Acquired Fund hereunder and no Acquiring Fund shall have any liability for the obligation of any other Acquiring Fund hereunder.

         15.7. A copy of the Second Amended Agreement and Declaration of Trust of the MMS Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of the MMS Trust on behalf of the Acquired Funds as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of the MMS Trust individually but are binding only upon the assets and property of the Acquired Funds.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer, and attested by its Secretary.


                                                                       ALLEGHANY FUNDS, for itself and on
                                                                       behalf of each Acquiring Fund

         ATTEST:

         ________________________________                     By: ________________________________
                  Secretary                                                             Stuart Bilton
                                                                                        Chairman of the Board


                                                                                PIMCO FUNDS:  MULTI-
                                                                                MANAGER SERIES, for itself and
         ATTEST:                                                       on behalf of each Acquired Fund


         ________________________________                     By: ________________________________
                  Secretary                                                             William D. Cvengros
                                                                                        Chief Executive Officer



                                   SCHEDULE A


PIMCO FUND/SHARE CLASS                                                CORRESPONDING ALLEGHANY/SHARE CLASS

PIMCO EMERGING MARKET FUND                                            ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND

         Class A Shares                                                         Class N Shares
         Class B Shares                                                         Class N Shares
         Class C Shares                                                         Class N Shares
         Administrative Class Shares                                            Class N Shares
         Institutional Class Shares                                             Class I Shares



PIMCO INTERNATIONAL                                                   ALLEGHANY/BLAIRLOGIE INTERNATIONAL
DEVELOPED FUND                                                        DEVELOPED FUND

         Class A Shares                                                         Class N Shares
         Class B Shares                                                         Class N Shares
         Class C Shares                                                         Class N Shares
         Administrative Class Shares                                            Class N Shares
         Institutional Class Shares                                             Class I Shares



11003507\V-13                                           II-12

11003507\V-13


                                                            APPENDIX II
                  FEE AND EXPENSE SUMMARIES OF THE PIMCO FUNDS
                  AND THE CORRESPONDING ALLEGHANY FUNDS

                  -----------------------------------------------

         The following tables (a) compare the fees and expenses for the PIMCO Funds for the year ended June 30, 1998 and (b) show the estimated fees and expenses for the corresponding Alleghany Funds on a pro forma basis after giving effect to the Reorganizations. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these funds will bear as shareholders. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. Blairlogie has committed to maintain (after waivers and reimbursements) the current expense ratios for all Alleghany Fund share classes for a period of at least three years after the Closing.

                               PIMCO EMERGING MARKETS FUND - CLASS A

              ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND - CLASS N


                                                                                                         PRO FORMA
                                                                             PIMCO                  ALLEGHANY/BLAIRLOGIE
                                                                           EMERGING                       EMERGING
                                                                         MARKETS FUND                   MARKETS FUND

SHAREHOLDER FEES (fees paid directly from shareholder investment):
       Maximum Sales Load Imposed on Purchases
              (as a percentage of offering price).............               5.50%                          None
       Maximum Sales Load Imposed on
              Reinvested Dividends............................               None                           None
       Maximum Deferred Sales Load............................              1.00%*                          None
       Redemption Fees........................................               None                           None
       Exchange Fee ..........................................               None                           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets as a percentage of average net assets):
       Management/Advisory Fees...............................               0.85%                           0.52%**
Distribution/12b-1 Fees.......................................               0.25%                         0.25%
       Other Expenses***......................................               0.65%                         0.83%

TOTAL FUND OPERATING EXPENSES                                                1.75%                         1.60%

* Imposed in certain circumstances where Class A shares are purchased without front-end sales charges at the time of purchase.
** After waivers and reimbursements. Before waivers and reimbursements, this Management/Advisory Fee would be
         0.85%.
  *** Other expenses for each Alleghany Fund will be based on estimated amounts for the current fiscal year.

         Example:*

You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                                                             PRO FORMA
                                                                                  PIMCO                 ALLEGHANY/BLAIRLOGIE
                                                                                EMERGING                      EMERGING
                                                                              MARKETS FUND                  MARKETS FUND

1 year...............................................................             $ 72                          $ 16
3 years..............................................................               107                            50
5 years..............................................................               145                            87
10 years.............................................................               250                          190

--------------------------------------------------------------------------

*        THIS EXAMPLE  SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF FUTURE  EXPENSES,  WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.
         THE ASSUMED 5% ANNUAL  RETURN IS  HYPOTHETICAL  AND SHOULD NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST OR FUTURE  ANNUAL
         RETURNS; ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.




                                               PIMCO EMERGING MARKETS FUND - CLASS B

              ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND - CLASS N


                                                                                                          PRO FORMA
                                                                             PIMCO                  ALLEGHANY/BLAIRLOGIE
                                                                           EMERGING                       EMERGING
                                                                         MARKETS FUND                   MARKETS FUND

SHAREHOLDER FEES (fees paid directly from shareholder investment):
       Maximum Sales Load Imposed on Purchases
              (as a percentage of offering price).............               None                           None
       Maximum Sales Load Imposed on
              Reinvested Dividends............................               None                           None
       Maximum Deferred Sales Load............................              5.00%*                          None
       Redemption Fees........................................               None                           None
       Exchange Fee...........................................               None                           None

ANNUAL FUND OPERATING  EXPENSES (expenses that are deducted from the fund assets as a percentage of average net assets):
       Management/Advisory Fees...............................               0.85%                           0.52%**
       Distribution/12b-1 Fees................................               1.00%                          0.25%
       Other Expenses***......................................               0.65%                          0.83%

TOTAL FUND OPERATING EXPENSES                                                2.50%                          1.60%


* The maximum deferred sales load is imposed on shares redeemed within the first year. For shares held longer than one year, the maximum deferred sales load declines to 4% in the second year, 3% in the third year, 2% in the fifth year and 1% in the sixth year. In the seventh year, redemptions may be made with no deferred sales load. ** After waivers and reimbursements. Before waivers and reimbursements, this Management/Advisory Fee would be 0.85%. *** Other expenses for each Alleghany Fund are based on estimated amounts for the current fiscal year.

Example:*

You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period.

                                                                                                            PRO FORMA
                                                                                 PIMCO                 ALLEGHANY/BLAIRLOGIE
                                                                                EMERGING                     EMERGING
                                                                              MARKETS FUND                 MARKETS FUND

1 year...............................................................             $ 75                         $16
3 years..............................................................              108                           50
5 years..............................................................              153                           87
10 years.............................................................              256                          190


-------------------------------------------------------------------------

*        THIS EXAMPLE  SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF FUTURE  EXPENSES,  WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.
         THE ASSUMED 5% ANNUAL  RETURN IS  HYPOTHETICAL  AND SHOULD NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST OR FUTURE  ANNUAL
         RETURNS; ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.




                          PIMCO EMERGING MARKETS FUND - CLASS C

              ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND - CLASS N


                                                                                                         PRO FORMA
                                                                             PIMCO                  ALLEGHANY/BLAIRLOGIE
                                                                           EMERGING                       EMERGING
                                                                         MARKETS FUND                   MARKETS FUND

SHAREHOLDER FEES (fees paid directly from shareholder investment):
       Maximum Sales Load Imposed on Purchases
              (as a percentage of offering price).............               None                           None
       Maximum Sales Load Imposed on
              Reinvested Dividends............................               None                           None
       Deferred Sales Load....................................              1.00%*                          None
       Redemption Fees........................................               None                           None
       Exchange Fee...........................................               None                           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets as a percentage of average net assets):
       Management/Advisory Fees...............................               0.85%                          0.52%**
       Distribution/12b-1 Fees................................               1.00%                         0.25%
       Other Expenses***......................................               0.65%                         0.83%

TOTAL FUND OPERATING EXPENSES                                                2.50%                         1.60%

* Imposed only when shares redeemed in first year. ** After waivers and reimbursements. Before waivers and reimbursements, this Management/Advisory Fee would be 0.85%. *** Other expenses for each Alleghany Fund are based on estimated amounts for the current fiscal year.

         Example:*

You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                                                             PRO FORMA
                                                                                  PIMCO                 ALLEGHANY/BLAIRLOGIE
                                                                                EMERGING                      EMERGING
                                                                              MARKETS FUND                  MARKETS FUND

1 year...............................................................              $35                          $16
3 years..............................................................               78                            50
5 years..............................................................              133                            87
10 years.............................................................              284                           190

-------------------------------------------------------------------------

* THIS EXAMPLE  SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF FUTURE  EXPENSES,
WHICH MAY BE MORE OR LESS THAN THOSE  SHOWN.  THE  ASSUMED  5% ANNUAL  RETURN IS
HYPOTHETICAL  AND SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE
ANNUAL RETURNS; ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.




               PIMCO EMERGING MARKETS FUND - INSTITUTIONAL CLASS

              ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND - CLASS I


                                                                                                         PRO FORMA
                                                                             PIMCO                  ALLEGHANY/BLAIRLOGIE
                                                                           EMERGING                       EMERGING
                                                                         MARKETS FUND                   MARKETS FUND

SHAREHOLDER FEES (fees paid directly from shareholder investment):
       Maximum Sales Load Imposed on Purchases
              (as a percentage of offering price).............               None                           None
       Maximum Sales Load Imposed on
              Reinvested Dividends............................               None                           None
       Deferred Sales Load....................................               None                           None
       Redemption Fees........................................               None                           None
       Exchange Fee...........................................               None                           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets as a percentage of average net assets):
       Management/Advisory Fees...............................               0.85%                          0.52%*
       Distribution/12b-1 Fees................................               None                           None
       Other Expenses**.......................................               0.50%                         0.83%

TOTAL FUND OPERATING EXPENSES                                                1.35%                         1.35%

* After waivers and reimbursements. Before waivers and reimbursements, this Management/Advisory Fee would be 0.85%. ** Other expenses for each Alleghany
Fund are based on estimated amounts for the current fiscal year.

         Example:*

You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                                                            PRO FORMA
                                                                                 PIMCO                 ALLEGHANY/BLAIRLOGIE
                                                                                EMERGING                     EMERGING
                                                                              MARKETS FUND                 MARKETS FUND

1 year...............................................................             $14                          $14
3 years..............................................................              43                           43
5 years..............................................................              74                           74
10 years.............................................................             162                           162
-------------------------------------------------------------------------

     * THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  A  REPRESENTATION  OF  FUTURE
     EXPENSES, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL
     RETURN IS  HYPOTHETICAL  AND SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF
     PAST OR FUTURE ANNUAL  RETURNS;  ACTUAL RETURNS MAY BE GREATER OR LESS THAN
     THE ASSUMED AMOUNT.




               PIMCO EMERGING MARKETS FUND - ADMINISTRATIVE CLASS

              ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND - CLASS N


                                                                                                          PRO FORMA
                                                                             PIMCO                  ALLEGHANY/BLAIRLOGIE
                                                                           EMERGING                       EMERGING
                                                                         MARKETS FUND                   MARKETS FUND

SHAREHOLDER FEES (fees paid directly from Shareholder investment):
       Maximum Sales Load Imposed on Purchases
              (as a percentage of offering price).............               None                           None
       Maximum Sales Load Imposed on
              Reinvested Dividends............................               None                           None
       Deferred Sales Load....................................               None                           None
       Redemption Fees........................................               None                           None
       Exchange Fee...........................................               None                           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets as a percentage of average net assets):
       Management/Advisory Fees...............................               0.85%                          0.52%*
       Distribution/12b-1 Fees................................               0.25%                          0.25%
       Other Expenses**.......................................               0.50%                          0.83%

TOTAL FUND OPERATING EXPENSES                                                1.60%                          1.60%

     * After waivers and reimbursements. Before waivers and reimbursements, this Management/Advisory Fee would be 0.85%. ** Other expenses for each Alleghany Fund are based on estimated amounts for the current fiscal year.

Example:*

     You would pay the following expenses on a $1,000  investment,  assuming (1)
     5% gross annual return and (2) redemption at the end of each time period:

                                                                                                            PRO FORMA
                                                                                 PIMCO                 ALLEGHANY/BLAIRLOGIE
                                                                                EMERGING                     EMERGING
                                                                              MARKETS FUND                 MARKETS FUND

1 year...............................................................             $16                          $16
3 years..............................................................              50                           50
5 years..............................................................              87                           87
10 years.............................................................             190                          190


-------------------------------------------------------------------------

     * THIS  EXAMPLE  SHOULD  NOT  BE  CONSIDERED  A  REPRESENTATION  OF  FUTURE
     EXPENSES, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL
     RETURN IS  HYPOTHETICAL  AND SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF
     PAST OR FUTURE ANNUAL  RETURNS;  ACTUAL RETURNS MAY BE GREATER OR LESS THAN
     THE ASSUMED AMOUNT.




                  PIMCO INTERNATIONAL DEVELOPED FUND - CLASS A

             ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND - CLASS N


                                                                                                          PRO FORMA
                                                                             PIMCO                   ALLEGHANY/BLAIRLOGIE
                                                                         INTERNATIONAL                  INTERNATIONAL
                                                                         DEVELOPED FUND                 DEVELOPED FUND

SHAREHOLDER FEES (fees paid directly from shareholder investment):
       Maximum Sales Load Imposed on Purchases
              (as a percentage of offering price).............               5.50%                           None
       Maximum Sales Load Imposed on
              Reinvested Dividends............................                None                           None
       Maximum Deferred Sales Load............................               1.00%*                          None
       Redemption Fees........................................                None                           None
       Exchange Fee...........................................                None                           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets as a percentage of average net assets):
       Management/Advisory Fees...............................               0.60%                          0.85%
       Distribution/12b-1 Fees................................               0.25%                          0.25%
       Other Expenses**.......................................               0.65%                          0.25%

TOTAL FUND OPERATING EXPENSES                                                1.50%                          1.35%

     * Imposed in certain circumstances where Class A Shares are purchased without front-end sales changes at the time of purchase. ** Other expenses for each Alleghany Fund are based on estimated amounts for the current fiscal year.

Example:*

     You would pay the following expenses on a $1,000  investment,  assuming (1)
     5% gross annual return and (2) redemption at the end of each time period:


                                                                                                             PRO FORMA
                                                                                  PIMCO                 ALLEGHANY/BLAIRLOGIE
                                                                              INTERNATIONAL                INTERNATIONAL
                                                                             DEVELOPED FUND                DEVELOPED FUND

1 year...............................................................              $69                          $14
3 years..............................................................              100                            43
5 years..............................................................              132                            74
10 years.............................................................              224                           162

-------------------------------------------------------------------------

*        THIS EXAMPLE  SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF FUTURE  EXPENSES,  WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.
         THE ASSUMED 5% ANNUAL  RETURN IS  HYPOTHETICAL  AND SHOULD NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST OR FUTURE  ANNUAL
         RETURNS; ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.




                  PIMCO INTERNATIONAL DEVELOPED FUND - CLASS B

                                    ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND - CLASS N


                                                                                                          PRO FORMA
                                                                             PIMCO                   ALLEGHANY/BLAIRLOGIE
                                                                         INTERNATIONAL                  INTERNATIONAL
                                                                         DEVELOPED FUND                 DEVELOPED FUND

SHAREHOLDER FEES (fees paid directly from shareholder investment):
       Maximum Sales Load Imposed on Purchases
              (as a percentage of offering price).............                None                           None
       Maximum Sales Load Imposed on
              Reinvested Dividends............................                None                           None
       Deferred Sales Load....................................               5.00%*                          None
       Redemption Fees........................................                None                           None
       Exchange Fee...........................................                None                           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets as a percentage of average net assets):
       Management/Advisory Fees...............................               0.60%                          0.85%
       Distribution/12b-1 Fees................................               1.00%                          0.25%
       Other Expenses**.......................................               0.65%                          0.25%

TOTAL FUND OPERATING EXPENSES                                                2.25%                          1.35%

* The maximum deferred sales load is imposed on shares redeemed within the first year. For shares held longer than one year, the maximum deferred sales load declines to 4% in the second year, 3% in the third year, 2% in the fifth year and 1% in the sixth year. In the seventh year, redemptions may be made with no deferred sales load.
     ** Other expenses for each Alleghany Fund are based on estimated amounts for the current fiscal year.

Example:*

     You would pay the following expenses on a $1,000  investment,  assuming (1)
     5% gross annual return and (2) redemption at the end of each time period:

                                                                                                             PRO FORMA
                                                                                  PIMCO                 ALLEGHANY/BLAIRLOGIE
                                                                              INTERNATIONAL                INTERNATIONAL
                                                                             DEVELOPED FUND                DEVELOPED FUND

1 year...............................................................              $73                          $14
3 years..............................................................              100                            43
5 years..............................................................              140                            74
10 years.............................................................              230                           162

-------------------------------------------------------------------------

          * THIS EXAMPLE  SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF FUTURE
          EXPENSES,  WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.  THE ASSUMED 5%
          ANNUAL  RETURN  IS  HYPOTHETICAL   AND  SHOULD  NOT  BE  CONSIDERED  A
          REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS; ACTUAL RETURNS MAY BE
          GREATER OR LESS THAN THE ASSUMED AMOUNT.




                  PIMCO INTERNATIONAL DEVELOPED FUND - CLASS C

            ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND - CLASS N


                                                                                                           PRO FORMA
                                                                              PIMCO                   ALLEGHANY/BLAIRLOGIE
                                                                          INTERNATIONAL                  INTERNATIONAL
                                                                         DEVELOPED FUND                  DEVELOPED FUND

SHAREHOLDER FEES (fees paid directly from shareholder investment):
       Maximum Sales Load Imposed on Purchases
              (as a percentage of offering price).............                None                            None
       Maximum Sales Load Imposed on
              Reinvested Dividends............................                None                            None
       Deferred Sales Load....................................               1.00%*                           None
       Redemption Fees........................................                None                            None
       Exchange Fee...........................................                None                            None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets as a percentage of average net assets):
       Management/Advisory Fees...............................                0.60%                          0.85%
       Distribution/12b-1 Fees................................                1.00%                          0.25%
       Other Expenses**.......................................                0.65%                          0.25%

TOTAL FUND OPERATING EXPENSES                                                 2.25%                          1.35%

          * Only imposed when shares  redeemed in first year.
** Other  expenses
          for each Alleghany Fund are based on estimated amounts for the current fiscal year.

         Example:*

          You would pay the following expenses on a $1,000 investment,  assuming
          (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                                                              PRO FORMA
                                                                                  PIMCO                  ALLEGHANY/BLAIRLOGIE
                                                                              INTERNATIONAL                 INTERNATIONAL
                                                                              DEVELOPED FUND                DEVELOPED FUND

1 year...............................................................              $33                           $14
3 years..............................................................               70                            43
5 years..............................................................              120                            74
10 years.............................................................              258                           162

-------------------------------------------------------------------------

          * THIS EXAMPLE  SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF FUTURE
          EXPENSES,  WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.  THE ASSUMED 5%
          ANNUAL  RETURN  IS  HYPOTHETICAL   AND  SHOULD  NOT  BE  CONSIDERED  A
          REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS; ACTUAL RETURNS MAY BE
          GREATER OR LESS THAN THE ASSUMED AMOUNT.




                                     PIMCO INTERNATIONAL DEVELOPED FUND - ADMINISTRATIVE CLASS

                                    ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND - CLASS N


                                                                                                         PRO FORMA
                                                                             PIMCO                  ALLEGHANY/BLAIRLOGIE
                                                                         INTERNATIONAL                 INTERNATIONAL
                                                                        DEVELOPED FUND                 DEVELOPED FUND

SHAREHOLDER FEES (fees paid directly from shareholder investment):

       Maximum Sales Load Imposed on Purchases
              (as a percentage of offering price).............               None                           None
       Maximum Sales Load Imposed on
              Reinvested Dividends............................               None                           None
       Deferred Sales Load....................................               None                           None
       Redemption Fees........................................               None                           None
       Exchange Fee...........................................               None                           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets as a percentage of average net assets):
       Management/Advisory Fees...............................               0.60%                         0.85%
       Distribution/12b-1 Fees................................               0.25%                         0.25%
       Other Expenses*........................................               0.50%                         0.25%

TOTAL FUND OPERATING EXPENSES                                                1.35%                         1.35%

          * Other expenses for each Alleghany Fund are based on estimated amounts for the current fiscal year.

Example:*

          You would pay the following expenses on a $1,000 investment,  assuming
          (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                                                              PRO FORMA
                                                                                  PIMCO                  ALLEGHANY/BLAIRLOGIE
                                                                              INTERNATIONAL                 INTERNATIONAL
                                                                              DEVELOPED FUND                DEVELOPED FUND

1 year...............................................................              $14                           $14
3 years..............................................................                43                            43
5 years..............................................................                74                            74
10 years.............................................................              162                           162

-------------------------------------------------------------------------

               * THIS  EXAMPLE  SHOULD NOT BE  CONSIDERED  A  REPRESENTATION  OF
               FUTURE EXPENSES,  WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE
               ASSUMED  5%  ANNUAL  RETURN IS  HYPOTHETICAL  AND  SHOULD  NOT BE
               CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  ANNUAL  RETURNS;
               ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.




            PIMCO INTERNATIONAL DEVELOPED FUND - INSTITUTIONAL CLASS

          ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND - CLASS I


                                                                                                          PRO FORMA
                                                                             PIMCO                   ALLEGHANY/BLAIRLOGIE
                                                                         INTERNATIONAL                  INTERNATIONAL
                                                                         DEVELOPED FUND                 DEVELOPED FUND

SHAREHOLDER FEES (fees paid directly from shareholder investment):
         Maximum Sales Load Imposed on Purchases
                  (as a percentage of offering price).........                None                           None
         Maximum Sales Load Imposed on
                  Reinvested Dividends........................                None                           None
         Deferred Sales Load..................................                None                           None
         Redemption Fees......................................                None                           None
         Exchange Fee.........................................                None                           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets as a percentage of average net assets):
         Management/Advisory Fees.............................               0.60%                          0.85%
         Distribution/12b-1 Fees..............................                None                           None
         Other Expenses*......................................               0.50%                          0.25%

TOTAL FUND OPERATING EXPENSES                                                1.10%                          1.10%

               * Other expenses for each Alleghany Fund are based on estimated amounts for the current fiscal year.

Example:*

               You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:

                                                                                                             PRO FORMA
                                                                                  PIMCO                 ALLEGHANY/BLAIRLOGIE
                                                                              INTERNATIONAL                INTERNATIONAL
                                                                             DEVELOPED FUND                DEVELOPED FUND

1 year...............................................................              $11                          $11
3 years..............................................................               35                            35
5 years..............................................................               61                            61
10 years.............................................................              134                          134

-------------------------------------------------------------------------

               * THIS  EXAMPLE  SHOULD NOT BE  CONSIDERED  A  REPRESENTATION  OF
               FUTURE EXPENSES,  WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE
               ASSUMED  5%  ANNUAL  RETURN IS  HYPOTHETICAL  AND  SHOULD  NOT BE
               CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  ANNUAL  RETURNS;
               ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.







                                  APPENDIX III

                                                       INVESTMENT OBJECTIVES

               THIS APPENDIX CONTAINS INVESTMENT OBJECTIVES AND LIMITATIONS AND CERTAIN SIGNIFICANT INVESTMENT POLICIES OF THE ALLEGHANY FUNDS AND THE CORRESPONDING PIMCO FUNDS. THE INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS OF EACH ALLEGHANY FUND WILL BE IDENTICAL TO THOSE OF THE CORRESPONDING PIMCO FUND.

         .

11003507\V-13                                           IV-5
11003507\V-13
                                                    APPENDIX IV

                                     SHAREHOLDER TRANSACTIONS AND SERVICES OF
                                      THE ALLEGHANY FUNDS AND THE PIMCO FUNDS

A.       PURCHASE POLICIES

                                                       ALLEGHANY FUNDS                           PIMCO FUNDS

                                                           Class N                            Classes A, B and C

        Minimum Initial Investment         $2,500, + except IRAs, and UGMAs         $2,500, except IRAs and certain other
                                                                                    Tax-Qualified Retirement Plans, UGMAs
                                                                                    and PIMCO Funds Auto-Exchange and
                                                                                    Auto-Invest Plans

                                           $500 for IRAs and UGMAs                  $1,000 for PIMCO Funds Auto-Invest
                                                                                    and IRAs, except employer sponsored
                                                                                    IRAs

                                           $50 under Alleghany's Automatic          $50 for employer-sponsored IRAs
                                           Investment Plan
        Minimum Subsequent Investment                       $50*                    $100, except employer-sponsored IRAs
                                                                                    and certain other Tax-Qualified
                                                                                    Retirement Plans

                                                                                    $50 for employer-sponsored IRAs and
                                                                                    certain other Tax-Qualified
                                                                                    Retirement Plans

                                                           Class I                  Institutional and Administrative Class

        Minimum Initial Investment++                    $1 Million ++               $5 million, except Institutional
                                                                                    Class shares purchased through
                                                                                    omnibus accounts, for which the
                                                                                    amount is $250,000

        Minimum Subsequent Investment                       None                    None

        Purchase Methods
                 By Exchange                                  Yes***                                 Yes
                 By Mail**                                   Yes                                     Yes
                 By Wire                                     Yes                                       Yes****
                 By Telephone                                 Yes***                                  Yes***
                 Through Dealer or                           Yes                                       Yes*****
                 Broker

+        There is no minimum initial  investment for Institutional  Class Shares purchased through  broker-dealers  under the fee based program approved by the Distributor  where the fee is at least .50% of the assets in the account.
++       For purposes of this minimum, the accounts of a financial  consultant's clients may be aggregated in determining whether the $1 million minimum has been met. In addition,  aggregation  may be applied to the accounts of  immediate  family  members as well as to the related  accounts of a corporation or other legal entity.  The Fund may also waive the minimum initial investment for investors who have signed a letter of intent.
*        For accounts opened through a fund network, the network minimums will apply.
**       Checks drawn only on banks located in the U.S.
***      Not available for initial investment.
****     Automatic transfers may also be arranged under PIMCO Funds Auto-Invest plan or Fund-Link plan.
*****    The  dealer  or  broker  must  have  a  dealer  agreement  with  the  Trust's  distributor,   PIMCO  Funds
         Distributors LLC.

B.       REDEMPTION PROCEDURES

                                                                        ALLEGHANY FUNDS                   PIMCO FUNDS
           Through an authorized selling or servicing agent                   Yes                             Yes
           By mail                                                            Yes                             Yes
           By telephone                                                       Yes                              Yes*
           By wire                                                            Yes                             Yes
           By automatic withdrawal plan                                        Yes**                            Yes***

*        Redemptions of more than $10 million must be confirmed in writing.
**       Net asset value of account must be $50,000.
***      Net value of account must be at least $10,000.

         Alleghany may, upon 60 days' notice, close a shareholder's account and send the shareholder the proceeds if the balance falls below $50.

         The Trust similarly may, subject to certain restrictions, redeem involuntarily, upon 60 days' written notice, shares of a shareholder whose account decreases to a value below the amount necessary to fund the account. In addition, PIMCO charges a fee of $16 per annum for accounts with balances below $2,000, except UGMAs, IRAs (including Ruth IRAs) and Auto-Invest Accounts, for which the minimum balance is $1,000.

C.       ADDITIONAL SHAREHOLDER SERVICES

                                 PIMCO FUNDS                                              ALLEGHANY FUNDS

           Share  exchange  privilege  for  shares  of same  class in  Automatic investing from checking or savings account another PIMCO Fund
                                                                     Free interfund transfers

           PIMCO Funds Automated Telephone System for certain        Automatic dividend reinvestment
           transactions related to established accounts

           Automatic Withdrawal Plan for accounts of $10,000 or Investor website for checking account balances, obtaining more which allows for a designated distribution paid fund information and making transactions online monthly to any person designated by the investor

D.       DIVIDENDS AND DISTRIBUTIONS

         The  following   table  shows  the  Funds'   policies   concerning  the
         declaration and payment of dividends and net capital gains.


                                                                  PIMCO FUNDS                          ALLEGHANY FUNDS
           Frequency                               and Dividends Net  investment
                                                   income from  interest and Net
                                                   income  from   interest   and
                                                   dividends,  if  any,  and net
                                                   capital  gains  dividends and
                                                   net capital gain from sale of
                                                   portfolio  securities paid at
                                                   from sale of portfolio  least
                                                   annually    securities   paid
                                                   quarterly

           Payment Method                          Dividend income and capital gain            Dividend   income  and   capital
                                                   reinvested in Fund shares unless investor   gain  reinvested  in Fund Shares
                                                   instructs otherwise                         unless    investor     instructs
                                                                                               otherwise
           Reinvested Dividends Sales Charge       None.  Dividends paid on Class B and
                                                   Class C shares may be lower as a result
                                                   of the distribution fee applicable to                     N/A
                                                   those shares






11003507\V-13
                                                    APPENDIX V

                                       FORM OF INVESTMENT ADVISORY AGREEMENT


        AGREEMENT made this ___ day of _________________, 1999 by and between Alleghany Funds, a Delaware business trust (the "Trust") on behalf of the Alleghany/Blairlogie Emerging Markets Fund and the Alleghany/Blairlogie International Developed Fund (individually a "Fund" and collectively, the "Funds") and Blairlogie Capital Management (the "Adviser").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company; and

         WHEREAS, the Trust wishes to retain the Adviser to render investment advisory services to the Funds, and the Adviser is willing to furnish such services to each Fund.

         NOW THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the Trust and the Adviser as follows:

         1. Appointment. The Trust hereby appoints the Adviser to act as investment adviser to the Funds for the period and on the terms set forth in this Agreement. The Adviser accepts such appointment and agrees to furnish the services herein set forth, for the compensation herein provided.

         2. Duties of Adviser. As investment adviser, the Adviser shall: (i) manage the investment and reinvestment of the assets of each Fund, (ii) continuously review, supervise and administer the investment program of each Fund, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Adviser's activities which are required to be maintained by the Trust, and (v) render regular reports to the Trust's officers and Board of Trustees concerning the Adviser's discharge of the foregoing responsibilities. The Adviser shall discharge the foregoing responsibilities subject to the control of the officers and the Board of Trustees of the Trust, and in compliance with the objectives, policies and limitations set forth in each Fund's then effective prospectus and statement of additional information. The Adviser accepts such employment and agrees to render such services and to provide, at its own expense, the office space, furnishings, equipment and the personnel required by it to perform such services on the terms and for the compensation provided herein.

         3. Portfolio Transactions. The Adviser shall select and monitor the selection of the brokers or dealers that will execute the purchases and sales of securities for each Fund and is directed to use its best efforts to ensure that the best available price and most favorable execution of securities transactions for each Fund are obtained. Subject to policies established by the Board of Trustees and communicated to the Adviser, it is understood that the Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Trust or in respect of a Fund, or be in breach of any obligation owing to the Trust or in respect of a Fund under this Agreement, or otherwise, solely by reason of its having caused such Fund to pay a member of a securities exchange, a broker or a dealer a commission for effecting a securities transaction for such Fund in excess of the amount of commission another member of an exchange, broker or dealer would have charged, if the Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such member, broker or dealer, viewed in terms of that particular transaction or the Adviser's overall responsibilities with respect to the accounts, including such Fund, as to which it exercises investment discretion. The Adviser will promptly communicate to the officers and Trustees of the Trust such information relating to Fund transactions as they may reasonably request.

         4. Compensation of the Adviser. For the services to be rendered by the Adviser as provided in Section 2 and 3 of this Agreement, each Fund shall pay to the Adviser within five business days after the end of each calendar month, a monthly fee equal to the product of (a) 0.85% of such Fund's average daily net assets for that month times (b) the quotient of (i) the actual number of days elapsed in that month divided by (ii) 365. In the event of termination of this Agreement, the fee provided in this Section 4 shall be paid on a pro-rata basis, based on the number of days during which this Agreement was in effect.

         5. Reports. Each Fund and the Adviser agree to furnish to each other such information regarding their operations with regard to their affairs as each may reasonably request.

         6. Status of Adviser. The services of the Adviser to the Funds are not to be deemed exclusive, and the Adviser shall be free to render similar services to others so long as its services to the Funds are not impaired thereby.

         7. Liability of Adviser. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard by the Adviser of its obligations and duties hereunder, the Adviser shall not be subject to any liability whatsoever to either Fund, or to any shareholder of either Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of a Fund.

         8. Duration and Termination. The term of this Agreement, with respect to a Fund, shall commence on the date which an amendment to the Trust's registration statement establishing such Fund becomes effective (the "Effective Date"), provided that first it is approved by the Board of Trustees of the Trust, including a majority of those Trustees who are not parties to this Agreement or interested persons of any party hereto, in the manner provided in
Section 15(c) of the 1940 Act, and by the holders of a majority of the outstanding voting securities of such Fund; and shall continue in effect for two years thereafter. This Agreement may continue in effect after its initial term only if such continuance is approved at least annually by, (i) the Board of Trustees or, (ii) the vote of a majority of the outstanding voting securities of the relevant Fund; and in either event by a vote of a majority of those Trustees of the Trust who are not parties to this Agreement or interested persons of any such party in the manner provided in Section 15(c) of the 1940 Act. Notwithstanding the foregoing, this Agreement may be terminated with respect to a Fund: (a) at any time without penalty by such Fund upon the vote of a majority of such Trustees or by vote of the majority of such Fund's outstanding voting securities, upon sixty (60) days' written notice to the Adviser or (b) by the Adviser at any time without penalty, upon sixty (60) days' written notice to such Fund. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered or mailed postage prepaid, to the other party at the principal office of such party.

          As used in this Section 8, the terms "assignment", "interested person" and "a vote of a majority of the outstanding voting securities" shall have the respective meanings set forth in Section 2(a)(4), Section 2(a)(19) and Section 2(a)(42) of the 1940 Act and Rule 18f-2 thereunder.

         9. Severability. If any provisions of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

          10. Amendments. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved by an affirmative vote of (i) a majority of the outstanding voting securities of each Fund, and (ii) a majority of the Trustees, including a majority of the Trustees who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and year first above written.


                                                        ALLEGHANY FUNDS for
ATTEST                                                  ALLEGHANY/BLAIRLOGIE EMERGING
                                                        MARKETS FUND and
                                                       ALLEGHANY/BLAIRLOGIE
                                                       INTERNATIONAL DEVELOPED FUND
-------------------------------

                                                        By:_______________________________________
                                                                                              , President


ATTEST                                                  BLAIRLOGIE CAPITAL MANAGEMENT



_______________________________                         By:_______________________________________








                                         PIMCO FUNDS: MULTI-MANAGER SERIES
                                     PROXY SOLICITED BY THE BOARD OF TRUSTEES
             PROXY FOR SPECIAL MEETING OF SHAREHOLDERS ON FEBRUARY 26, 1999


The undersigned hereby appoints Stephen J. Treadway, Timothy R. Clark and Newton
B. Schott, Jr., and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the PIMCO INTERNATIONAL DEVELOPED FUND (the "Fund"), a series of PIMCO FUNDS: MULTI-MANAGER SERIES, on February 26, 1999 at 10:00 Eastern time, and any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

                                                     NOTE:  Please sign  exactly
                                                     as  your  name  appears  on
                                                     this proxy card.  All joint
                                                     owners  should  sign.  When
                                                     signing    as     executor,
                                                     administrator,    attorney,
                                                     trustee or  guardian  or as
                                                     custodian   for  a   minor,
                                                     please  give full  title as
                                                     such.  If  a   corporation,
                                                     please    sign    in   full
                                                     corporate name and indicate
                                                     the signer's  office.  If a
                                                     partner,    sign   in   the
                                                     partnership name.


----------------------------------------------------------------------------
                                                     Signature


----------------------------------------------------------------------------
                           Signature (if held jointly)


-----------------------------------------------------------------------------
                                                     Date

 THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR EACH PROPOSAL.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Trustees recommend a vote FOR Proposal 1.

                  ..................    For       Against         Abstain

1.       To approve the merger......    _____     _____           _____
         of the Fund, as described
         in the Proxy Statement/
         Prospectus, and the Agreement
         and Plan of Reorganization
         with respect to the Fund
         between PIMCO Funds:
         Multi-Manager Series and
         Alleghany Funds.

                                        PLEASE SIGN ON THE REVERSE SIDE AND
                                     RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

                                         PIMCO FUNDS: MULTI-MANAGER SERIES
                                     PROXY SOLICITED BY THE BOARD OF TRUSTEES
           PROXY FOR SPECIAL MEETING OF SHAREHOLDERS ON FEBRUARY 26, 1999


The undersigned hereby appoints Stephen J. Treadway, Timothy R. Clark and Newton
B. Schott, Jr., and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of the PIMCO EMERGING MARKETS FUND (the "Fund"), a series of PIMCO FUNDS: MULTI-MANAGER SERIES, on February 26, 1999 at 10:00 Eastern time, and any adjournments thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

                                                     NOTE:  Please sign  exactly
                                                     as  your  name  appears  on
                                                     this proxy card.  All joint
                                                     owners  should  sign.  When
                                                     signing    as     executor,
                                                     administrator,    attorney,
                                                     trustee or  guardian  or as
                                                     custodian   for  a   minor,
                                                     please  give full  title as
                                                     such.  If  a   corporation,
                                                     please    sign    in   full
                                                     corporate name and indicate
                                                     the signer's  office.  If a
                                                     partner,    sign   in   the
                                                     partnership name.


-----------------------------------------------------------------------------
                                                     Signature


-----------------------------------------------------------------------------
                           Signature (if held jointly)


----------------------------------------------------------------------------
                                                     Date

 THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR EACH PROPOSAL.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Trustees recommend a vote FOR Proposal 1.

                  ..................     For        Against         Abstain

1.       To approve the merger......     _____     _____             _____
         of the Fund, as described in
         the Proxy Statement/Prospectus,
         and the Agreement and
         Plan of Reorganization
         with respect to the Fund
         between PIMCO Funds:
         Multi-Manager Series and
         Alleghany Funds.

                                        PLEASE SIGN ON THE REVERSE SIDE AND
                                     RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.



                                        STATEMENT OF ADDITIONAL INFORMATION
                                              DATED FEBRUARY 10, 1999

                                         PIMCO FUNDS: MULTI-MANAGER SERIES
                                             840 Newport Center Drive
                                          Newport Beach, California 92660
                                                  1-800-426-0107

                                                  ALLEGHANY FUNDS
                                              171 North Clark Street
                                              Chicago, Illinois 60601
                                                  1-800-992-8151


FEBRUARY 26, 1999 SPECIAL MEETING OF SHAREHOLDERS OF THE PIMCO EMERGING MARKETS FUND AND PIMCO INTERNATIONAL DEVELOPED FUND (THE "PIMCO FUNDS")), EACH A SERIES OF PIMCO FUNDS: MULTI-MANAGER SERIES (THE "TRUST").

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated the date hereof for the Special Meeting of Shareholders of PIMCO Funds to be held on February 26, 1999. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing or calling the Trust or Alleghany at the addresses or telephone numbers set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

GENERAL  INFORMATION........The  proposed Reorganizations  contemplate:  (i) the transfer of all of the assets and stated liabilities of each PIMCO Fund to a corresponding Alleghany Fund in exchange for Shares of comparable classes of the corresponding Alleghany Fund; and (ii) the distribution of Alleghany Fund Shares to the shareholders of the PIMCO Funds in liquidation of the PIMCO Funds. The consummation of the Reorganizations is subject to a number of conditions with respect to each PIMCO Fund, including shareholder approval. Following the Reorganizations, each PIMCO Fund will distribute to its shareholders the Shares of the corresponding Alleghany Fund received in its Reorganization and will liquidate. As a result of the proposed Reorganization, each PIMCO Fund shareholder will become a shareholder of the corresponding Alleghany Fund and will hold, immediately after the Closing(s), Shares of a comparable class of the corresponding Alleghany Fund having a total dollar value equal to the total dollar value of the shares of the PIMCO Fund that the shareholder held immediately before the Closing(s).

         Further information relating to the PIMCO Funds is set forth in the Statement of Additional Information of the Trust, dated November 1, 1998, which is incorporated herein by reference.

PRO FORMA FINANCIAL  INFORMATION.....The  total assets and stated liabilities of each Alleghany Fund immediately following the Reorganizations shall be identical to the total assets and stated liabilities of the corresponding PIMCO Fund immediately prior to such transfer. Reference is therefore made to the audited financial statements and related independent auditors' report for PIMCO International Developed Fund and PIMCO Emerging Markets Fund for the year ended June 30, 1998, contained in the Trust's Annual Report, which is incorporated herein by reference.

         No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Proxy Statement/Prospectus in connection with the offering made by the Proxy Statement/Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or its distributor. The Proxy Statement/Prospectus does not constitute an offering by the Company or by the distributor in any jurisdiction in which such offering may not lawfully be made.

IV-2
11003507\V-11

11003507\V-13

                                                 TABLE OF CONTENTS

                                                                         Page

THE FUNDS..............................................................    1
INVESTMENT POLICIES AND RISK CONSIDERATIONS............................    1
INVESTMENT RESTRICTIONS................................................   13
TRUSTEES AND OFFICERS..................................................   14
PRINCIPAL HOLDERS OF SECURITIES........................................   16
INVESTMENT ADVISORY AND OTHER SERVICES.................................   16
     Investment Advisory Agreements....................................   16
     The Administrator and Sub-Administrator...........................   16
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.......................   17
TAXES..................................................................   18
PERFORMANCE INFORMATION................................................   21
OTHER INFORMATION......................................................  21

1003507\V-13                                                  5

11003507\V-13

                                                     THE FUNDS

         Alleghany Funds, 171 North Clark Street, Chicago, Illinois 60601, is a no-load, open-end management investment company which currently offers twelve series of shares of beneficial interest representing separate portfolios of investments: Montag & Caldwell Growth Fund, Chicago Trust Growth & Income Fund, Chicago Trust Talon Fund, Chicago Trust Balanced Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund, Chicago Trust Municipal Bond Fund, Chicago Trust Money Market Fund, Alleghany/Chicago Trust SmallCap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund. This Statement of Additional Information pertains only to Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund (collectively referred to as "Funds" or individually as a "Fund").

                                    INVESTMENT POLICIES AND RISK CONSIDERATIONS

         The following supplements the information contained in the Proxy Statement/Prospectus concerning the investment policies of the Funds. Except as otherwise stated below or in the Proxy Statement/Prospectus, each Fund may invest in the portfolio investments included in this section.

         The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareowners.

         As discussed in the Proxy Statement/Prospectus, certain of the following investment instruments are generally considered "derivative" in nature and are so noted. While not a fundamental policy, each Fund that is permitted the use of such instruments will generally limit its aggregate holdings of such instruments to 20% or less of its total assets.

Restricted Securities

         Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Investment Advisor, pursuant to guidelines adopted by the Company's Board of Trustees.

Convertible Securities

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareowners. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareowners.

Money Market Instruments and Related Risks

         Money market instruments in which the Funds may invest include, but are not limited to the following: short-term corporate obligations; Certificates of Deposit ("CDs"); Eurodollar Certificates of Deposit ("Euro CDs"); Yankee Certificates of Deposit ("Yankee CDs"); foreign bankers' acceptances; foreign commercial paper; letter of credit-backed commercial paper; time deposits; loan participations ("LPs"); variable- and floating-rate instruments; and master demand notes.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

Foreign Securities

         Each Fund may invest in U.S. Dollar or foreign currency-denominated corporate debt securities of foreign issuers; preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Each Fund may invest in American Depositary Receipts ("ADRs"). Each Fund may also invest in common stock issued by foreign companies or in securities represented by European Depositary Receipts ("EDRs"), or Global Depositary Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the for of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

         Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. Investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

         The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; higher rates of inflation; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.

Special Risks of Investing in Russian and Other Eastern European Securities

         Alleghany/Blairlogie Emerging Markets Fund may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investment in
Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property in European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property.

         In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

         Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below); (b) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt; and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises.

         A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will endeavor to ensure that is interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

         Also, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Investment Advisor. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchases is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Foreign Currencies

         Each Fund may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, each Fund may but and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.

         Each Fund may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts of the purpose of hedging against foreign exchange risks arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

         Each Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Advisor. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Investment Advisor in accordance with procedures established by the Board of Trustees in a segregated account to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

Loans of Portfolio Securities and Related Risks

         Each Fund may lend portfolio securities to broker-dealers and financial institutions provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 25% of the total assets of such Fund.

         Collateral will consist of U.S. Government securities, cash equivalents, or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Investment Advisor, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Loan Participations ("LPs")

         Each Fund may engage in LPs. LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Advisor, they cannot be sold within seven days.

Foreign Bankers' Acceptances

         Each Fund may purchase foreign bankers' acceptances. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved, to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

Foreign Commercial Paper

         Each Fund may purchase foreign commercial paper. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, either issued directly by a foreign firm in the U.S., or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's Investors Service, Inc; Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc.) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

Eurodollar Certificates of Deposit ("Euro CDs")

         A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

Yankee Certificates of Deposit ("Yankee CDs")

         Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

Repurchase Agreements

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Advisor. The Investment Advisor will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

Reverse Repurchase Agreements

         Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, or liquid, securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. (Liquid securities as used in this Statement of Additional Information include equity securities and debt securities that are unencumbered and market-to-market daily.) Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.

Securities of Other Investment Companies

         Each Fund intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company;
(ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund as a whole. Each Fund will also limit investments in securities of other investment companies as described in the Prospectus under "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS" and in this Statement of Additional Information under "INVESTMENT RESTRICTIONS."

Options and Related Risks

         Each Fund may buy put and call options and write covered call and secured put options. These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         The Funds will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities, in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' Custodian in an amount not less than the exercise price of the option at all times during the option period.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         Purchasing Call Options.--Each Fund may purchase call options to the extent that premiums paid by such Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         Covered Call Writing -- Each Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Advisor determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         Purchasing Put Options -- Each Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         Each Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         Foreign Currency Options. Each Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

         Writing Put Options -- Each Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Advisor wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Futures Contracts and Related Risks

         Each Fund may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. The Funds may use interest rate, foreign currency or index futures contracts. Futures contracts are generally considered to be derivative securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         Each Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices, or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for some federal tax purposes, may be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Company's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

               Forward Commitments, When-Issued Securities, and Delayed Delivery Transactions and Related Risks

         Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's Custodian will maintain in a segregated account: cash, or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

         Swap Agreements. Each Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

         Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Advisor in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Asset-Backed Securities and Related Risks

         Each Fund may invest in asset-backed securities. Asset-backed securities are securities backed by installment contracts, credit card and other receivables, or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral may be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to the conventional debt security.

               Mortgage-Backed Securities and Mortgage Pass-Through Securities and Related Risks

         Each Fund may also invest in mortgage-backed securities. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. Government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer's right to borrow from the U.S. Treasury; while others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. The Funds may agree to purchase or sell these securities with payment and delivery taking place at a future date.

         Mortgage-backed securities have greater market volatility then other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" herein.)

         For federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather "grantor trusts" conveying to the holder an individual interest in each of the mortgages constituting the pool.

         The mortgage securities which are issued or guaranteed by GNMA, Federal Home Loan Mortgage Corporation ("FHLMC"), or FNMA ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less GNMA's, FHLMC's, or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

         Each Fund may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

               Collateralized   Mortgage  Obligations   ("CMOs"),   Real  Estate
               Mortgage    Investment    Conduits    ("REMICs"),     Multi-Class
               Pass-Throughs, and Related Risks

         Each Fund may also invest in certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities. These obligations are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs, and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. Government or by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche (to be discussed in the next paragraph) and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly, or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered as adjustable-rate mortgage securities ("ARMs") by the Funds. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These "caps," similar to the "caps" on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. Government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. The Funds will not invest in subordinated privately issued CMOs.

         Resets -- The interest rates paid on the ARMs and CMOs in which the Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost of funds index; or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates; the three-month Treasury bill rate; the six-month Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-month, three-month, six-month or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         Caps and Floors -- The underlying mortgages which collateralize the ARMs and CMOs in which the Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

Stripped Mortgage Securities and Related Risks

         Each Fund may also invest in stripped mortgage securities. The stripped mortgage securities in which the Funds may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Funds invest.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories--"Aaa" or "AAA" by Moody's or S&P, respectively.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed; accordingly, certain of these securities may generally be illiquid. The Funds will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. Government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Advisor, subject to the supervision of the Board of Trustees. The staff of the Securities and Exchange Commission (the "SEC") has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

Other Mortgage-Backed Securities

         Each Fund may invest in other mortgage-backed securities. The Investment Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Advisor will, consistent with each Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

General Risks of Mortgage Securities

         The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareowners will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

Other Investments

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                                              INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

         Except as set forth under "INVESTMENT OBJECTIVES AND POLICIES" and INVESTMENT STRATEGIES AND RISK CONSIDERATIONS" in the Prospectus, each Fund may not:

         (1) As to 75% of the total assets of each Fund, purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

         (2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

         (3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

               (4) Make investments in securities for the purpose of exercising control;

         (5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

         (6) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

         (7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

         (8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

         (9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

         (10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

         (11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Prospectus;

         (12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three year periods shall include the operation of any predecessor company or companies.



                                               TRUSTEES AND OFFICERS

         Information pertaining to the Trustees and Executive Officers of the Company is set forth below.

                                            POSITION                         PRINCIPAL OCCUPATIONS
NAME                          AGE           WITH COMPANY                     FOR PAST FIVE YEARS

Stuart D. Bilton*             52       Chairman, Board of Trustees      Mr. Bilton is President and Chief  Executive  Officer of The
171 North Clark Street              (Chief Executive Officer)        Chicago  Trust  Company,  where  he is  responsible  for the
Chicago, IL  60601                                                  Financial  Services  Group.  Mr. Bilton  previously  held  a variety
                                                                             of
                                                                             positions
                                                                             within
                                                                             Chicago
                                                                             Title
                                                                             and
                                                                             Trust
                                                                             Company
                                                                             including:
                                                                             Executive
                                                                             Vice
                                                                             President;
                                                                             Chief
                                                                             Economist;
                                                                             Senior
                                                                             Vice
                                                                             President--Corporate
                                                                             Marketing
                                                                             and
                                                                             Strategic
                                                                             Planning;
                                                                             Vice
                                                                             President--Lincoln
                                                                             National
                                                                             Life;
                                                                             and
                                                                             Manager
                                                                             of
                                                                             Eastern
                                                                             Region
                                                                             Reinsurance
                                                                             Operations.
                                                                             Mr.
                                                                             Bilton
                                                                             was
                                                                             educated
                                                                             at
                                                                             the
                                                                             London
                                                                             School
                                                                             of
                                                                             Economics
                                                                             and
                                                                             at
                                                                             the
                                                                             University
                                                                             of
                                                                             Wisconsin.
                                                                             He
                                                                             is
                                                                             a
                                                                             Chartered
                                                                             Financial
                                                                             Analyst,
                                                                             a
                                                                             Director
                                                                             of
                                                                             Montag
                                                                             &
                                                                             Caldwell,
                                                                             Inc.,
                                                                             and
                                                                             a
                                                                             Director
                                                                             of
                                                                             Baldwin
                                                                             &
                                                                             Lyons,
                                                                             Inc.,
                                                                             an
                                                                             Indianapolis-based
                                                                             insurance
                                                                             company,
                                                                             and
                                                                             of
                                                                             the
                                                                             Boys
                                                                             and
                                                                             Girls
                                                                             Clubs
                                                                             of
                                                                             Chicago.

Dorothea C. Gilliam*          45            Trustee             Ms. Gilliam   is  Vice   President  of  Investments  of  the
171 North Clark Street                                          Alleghany  Corporation.  Previously,  she  was an  Assistant
Chicago, IL  60601                                                           Vice President of Chicago Title and Trust Company.








                                            POSITION                         PRINCIPAL OCCUPATIONS
NAME                          AGE           WITH COMPANY                     FOR PAST FIVE YEARS

Leonard F. Amari              55            Trustee            Mr. Amari  is a  Partner  at  the  law  offices  of  Amari &
734 North Wells Street                                         Locallo, a practice confined  exclusively to the real estate
Chicago, IL  60610                                                           tax assessment process.

Gregory T. Mutz               52            Trustee         Mr. Mutz  is the  Chairman  of the  Board  for both the Amli
125 South Wacker Drive                                      Realty and Amli  Residential  Properties  Inc. As  Chairman,
Suite 3100                                                  he is responsible  for the operation of the two real  estate
Chicago, IL  60606                                          companies  whose  principal   businesses  are   multi-family
                                                            apartments, land, and business, office and industrial parks.

Nathan Shapiro                61            Trustee         Mr. Shapiro  is the  President  of SF  Investments,  Inc., a
1700 Ridge                                                 broker/dealer and investment  banking firm.  Previously,  he
Highland Park, IL  60035                                  was President of SLD  Corporation,  a consulting  firm,  and

                                                                             Senior
                                                                             Vice
                                                                             President
                                                                             of
                                                                             Pekin,
                                                                             Singer
                                                                             and
                                                                             Shapiro,
                                                                             an
                                                                             investment
                                                                             advisory
                                                                             firm.
                                                                             He
                                                                             is
                                                                             a
                                                                             Director
                                                                             of
                                                                             Baldwin
                                                                             &
                                                                             Lyons,
                                                                             Inc.

Kenneth C. Anderson           33            President              Mr. Anderson  is a  Senior  Vice  President  of The  Chicago
171 North Clark Street                      (Chief Operating Officer)  Trust  Company  and has been an officer  since  1993.  He is
Chicago, IL  60601                                                     responsible  for the mutual fund  operations  and marketing.
                                                                             Mr.
Anderson is a Certified Public Accountant.

Gerald F. Dillenburg          31   Vice President, Secretary, and   Mr. Dillenburg  is a Vice  President  of The  Chicago  Trust
171 North Clark Street            Treasurer (Chief Financial       Company and has been the  operations  manager and compliance
Chicago, IL  60601                Officer and Compliance Officer)  officer of the mutual funds since 1996.  Previously,  he was an
                                                                             audit
                                                                             manager
                                                                             with
                                                                             KPMG
                                                                             Peat
                                                                             Marwick
                                                                             LLP,
                                                                             specializing
                                                                             in
                                                                             investment
                                                                             services,
                                                                             including
                                                                             mutual
                                                                             and
                                                                             trust
                                                                             funds,
                                                                             broker/dealers
                                                                             and
                                                                             investment
                                                                             advisors.
                                                                             Mr.
                                                                             Dillenburg
                                                                             is
                                                                             a
                                                                             Certified
                                                                             Public
                                                                             Accountant.

         *These Trustees are considered "interested persons" of the Funds as defined under the 1940 Act.

         The Trustees of the Company who are not "interested persons" of the Funds receive fees and expenses for each meeting of the Board of Trustees they attend. Prior to January 1, 1997, such Trustees received $1,500 for each Board
Meeting attended, and an annual retainer of $1,500. Effective January 1, 1998, such Trustees now receive $2,000 for each Board Meeting attended, and an annual retainer of $2,000. No officer or employee of The Chicago Trust Company
("Chicago Trust") or their affiliates receives any compensation from the Funds for acting as a Trustee of the Company. The Officers of the Company receive no compensation directly from the Funds for performing the duties of their offices.



PRINCIPAL HOLDERS OF SECURITIES

         As of February 8, 1999, First Data Investor Services Group, Inc. will own of record 100% of the issued and outstanding shares of each class in each of the Funds. Shareowners who have the power to vote a large percentage of shares of a particular Fund can control the Fund and determine the outcome of a shareholders' meeting.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

         The advisory services provided by the Investment Advisor of each Fund, and the fees received by it for such services, are described in the Prospectus. The Investment Advisor of each Fund may from time to time voluntarily waive a portion of its advisory fees with respect to such Fund and/or reimburse a portion of the Fund's expenses.

         Under the Investment Advisory Agreements, the Investment Advisor of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Advisor. An Investment Advisor may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Company. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Company's disinterested directors;
(2) the salaries and expenses of any of the Company's officers or employees who are not affiliated with the Investment Advisor; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Company's Custodian, Administrator, Sub-Administrator and Transfer Agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11) expenses of maintaining the Company's legal existence and of shareowners' meetings; (12) expenses of preparation and distribution to existing shareowners of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.

         The Investment Advisor for the Funds is Blairlogie Capital Management ("Blairlogie"), located at 125 Princes Street, Edinburgh EH2 4AD, Scotland. Blairlogie is registered as an investment advisor with the SEC in the United States and with the Investment Management Regulatory Organization in the United Kingdom. Blairlogie Capital Management Ltd., the predecessor investment adviser to Blairlogie, commenced operations in 1992. Blairlogie was founded in 1992 and will become an indirect wholly-owned subsidiary of the Alleghany Corporation, which is engaged through its subsidiaries in the business of title insurance, reinsurance, other financial services and industrial minerals. Alleghany Corporation is located at Park Avenue Plaza, New York, New York 10055.

         Blairlogie managed approximately $900 million in assets at December 31, 1998, primarily for institutional clients.

The Administrator and Sub-Administrator

         As Administrator, Chicago Trust, 171 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Company pursuant to an Administration Agreement. First Data Investor Services Group, Inc. ("Investor Services Group"), 53 State Street, Boston, Massachusetts 02109, provides certain administrative services for the Funds and Chicago Trust pursuant to a Sub-Administration Agreement.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds; (2) coordinating with and monitoring any other third parties furnishing services to the Funds; (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable Federal or state law; (5) preparing or supervising the preparation by third parties of all Federal, state and local tax returns and reports of the Funds required by applicable law; (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareowners of the Funds as required by applicable law; (7) preparing and, after approval by the Company, arranging for the filing of such registration statements and other documents with the SEC and other Federal and state regulatory authorities as may be required by applicable law; (8) reviewing and submitting to the Officers of the Company for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof; and (9) taking such other action with respect to the Company or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives a fee payable monthly at an annual rate (as described in the Prospectus) multiplied by the average daily net assets of the Company.

               First Data Distributors, Inc. is principal underwriter and distributor of the Funds' shares.

Distribution Plan

         The Board of Trustees of the Company has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Class N shares of each Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. To the Company's knowledge, no interested person of the Company, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Company anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plan. The terms of such Plan are more fully described in the Prospectus under "DISTRIBUTION PLAN."

                             PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Advisor is responsible for decisions to buy and sell securities for the Funds and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. The Investment Advisor, in placing trades for a Fund, will follow the Company's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts, and options.

         The Investment Advisor effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Advisor in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Advisor will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Advisor, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

Portfolio Turnover

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that such capital gains are short-term-capital gains, distributions derived from such gains generally will be treated as ordinary income for Federal income tax purposes.



                                                       TAXES

         Each Fund intends to continue to qualify each year as a regulated investment company under the Code.

         In order to so qualify and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

         To the extent such Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income paid to shareowners in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareowners of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareowners will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareowners as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareowners as 20% rate gains, without regard to how long a shareowner has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareowner with respect to such shares.

         The Funds will notify shareowners each year of the amount of dividends and distributions, including the amount of any distribution of 20% rate gains, and the portion of its dividends which qualify for the 70% deduction.

Passive Foreign Investment Companies

         Each Fund may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders.

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to a U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election generally is available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains (and, to a certain extent, losses) are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges.

         Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

         Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce of eliminate such taxes. In addition, the Investment Advisor intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and the shareholder may be entitled to claim the amount of such taxes as a deduction or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Company. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

         Dividends and distributions also may be subject to foreign, state and local taxes. Shareowners are urged to consult their tax advisors regarding specific questions as to federal, foreign, state and local taxes.

         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).



                                              PERFORMANCE INFORMATION

In General

         From time to time, the Company may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareowners. The Company may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Company may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareowner reports or other communications to shareowners.

Total Return Calculations

         Each Fund computes its average annual total return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return         =       ([ERV/P]1/n) - 1

Where:   ERV                        =       ending  redeemable  value  at  the  end of the  period  covered  by the computation of a  hypothetical  $1,000 payment made at the beginning of the period
                           P        =       hypothetical initial payment of $1,000
                           n        =       period covered by the computation, expressed in terms of years

         The Funds compute their aggregate total returns over a specified period by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Annual Total Return       =       (ERV/P) - 1

Where:   ERV                        =       ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period
                           P        =       hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareowners must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareowners should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

                                                 OTHER INFORMATION

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

                                                FINANCIAL STATEMENTS